               As filed with the Securities and Exchange Commission
                              on October 1, 1996

                         Securities Act File No. 33-20658

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                        Pre-Effective Amendment No.                     / /

                      Post-Effective Amendment No.  20                 /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/


                              Amendment No.  21                        /X/

                         (Check appropriate box or boxes)

                               EMERALD FUNDS
            --------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

               3435 Stelzer Road
               Columbus, Ohio                          43219-3035
            ----------------------------------------  ------------
            (Address of Principal Executive Offices)   (Zip Code)

         Registrant's Telephone Number, including Area Code:  614-470-8000

                             Jeffrey A. Dalke, Esquire
                              DRINKER BIDDLE & REATH
                                    PNB Building
                               1345 Chestnut Street
                              Philadelphia, PA  19107
                      ---------------------------------------
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)
[X]   on December 1, 1996 pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                             _________________________

            The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest, $.001 par value per share, of all classes of the Registrant, now existing or hereafter created, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice with respect to the Prime Fund, Treasury Fund, Tax-Exempt Fund, Treasury Trust Fund, Prime Trust Fund, Equity Fund, Small Capitalization Fund, Balanced Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Managed Bond Fund and Florida Tax-Exempt Fund for the fiscal year ended November 30, 1995 was filed on January 29, 1996.

REGISTRANT IS FILING THIS POST-EFFECTIVE AMENDMENT TO REFLECT A CHANGE IN THE INVESTMENT ADVISORY ARRANGEMENTS FOR THE PRIME TRUST AND TREASURY TRUST FUNDS, AS WELL AS CERTAIN OTHER CHANGES RELATING TO THESE FUNDS. THEREFORE THE CURRENTLY EFFECTIVE PROSPECTUSES FOR REGISTRANT'S EQUITY, EQUITY VALUE, INTERNATIONAL EQUITY, SMALL CAPITALIZATION, BALANCED, SHORT-TERM FIXED INCOME, U.S. GOVERNMENT SECURITIES, MANAGED BOND, FLORIDA TAX-EXEMPT, PRIME, TREASURY AND TAX-EXEMPT FUNDS ARE NOT INCLUDED.

                          EMERALD FUNDS
           (Prime Trust Fund and Treasury Trust Fund)

                            FORM N-1A

                      CROSS REFERENCE SHEET


                                   Prospectus Heading
                                   ------------------
1.   Cover Page. . . . . . . .     Cover Page

2.   Synopsis. . . . . . . . .     Summary of Expenses and
                                   Financial Information -
                                   Expenses


3.   Condensed Financial           Summary of Expenses and
       Information . . . . . .     Financial Information -
                                   Financial Highlights; The
                                   Business of the Funds -
                                   Measuring Performance

4.   General Description of        Cover Page; Risk Factors,
       Registrant. . . . . . .     Investment Principles and
                                   Policies; Your Emerald Fund
                                   Account - The Emerald Family
                                   of Funds;


5.   Management of the             Investing in Emerald Funds -
       Fund. . . . . . . . . .     Your Money Manager; Investing
                                   in Emerald Funds - Other
                                   Service Providers; The
                                   Business of the Funds - Fund
                                   Management

5A.  Management's Discussion       Summary of Expenses and
       of Fund Performance . .     Financial Information -
                                   Financial Highlights

6.   Capital Stock and Other       Your Emerald Fund Account -
       Securities. . . . . . .     The Emerald Family of Funds;
                                   Investing in Emerald Funds -
                                   If You Have Questions;
                                   Investing in Emerald Funds -
                                   How to Buy Shares; Investing
                                   in Emerald Funds - How to Sell
                                   Shares;  Investing in Emerald
                                   Funds - Transaction Rules;
                                   Investing in Emerald Funds -

                                   Prospectus Heading
                                   ------------------
                                   Getting Your Investment
                                   Started; Your Emerald Fund
                                   Account - Dividends and
                                   Distributions; The Business of
                                   the Funds - Tax Implications;
                                   Risk Factors, Investment
                                   Principles and Policies

7.   Purchase of Securities        Investing in Emerald Funds -
       Being Offered . . . . .     Getting Your Investment
                                   Started; Investing in Emerald
                                   Funds - How to Buy Shares;
                                   Investing in Emerald Funds -
                                   Transaction Rules;  Your
                                   Emerald Fund Account -
                                   Distribution and Service
                                   Arrangements; Your Emerald
                                   Fund Account - Shareholder
                                   Services;

8.   Redemption or                 Investing in Emerald Funds -
       Repurchase. . . . . . .     How to Sell Shares;  Investing
                                   in Emerald Funds - Transaction
                                   Rules

9.   Pending Legal                 Not applicable (All
       Proceedings . . . . . .     Portfolios)

                     EMERALD MONEY MARKETS FOR INSTITUTIONS

                              TREASURY TRUST FUND
                                PRIME TRUST FUND

                         INVESTMENT PORTFOLIOS OFFERED
                                BY EMERALD FUNDS

                              P R O S P E C T U S

                                DECEMBER 1, 1996

                                    EMERALD
                                     FUNDS

                                 EMERALD FUNDS
              Prospectus for Treasury Trust and Prime Trust Funds


    This Prospectus relates to the Treasury Trust and Prime Trust Funds (the "Funds"), two separate short-term money market funds that are designed to meet the cash management needs of qualified institutional investors. Each Fund seeks to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value.



    Barnett Capital Advisors, Inc. (the "Adviser") serves as the Funds' investment adviser. The Funds' shares are sold by Emerald Asset Management, Inc.without any purchase or redemption charge imposed by the Funds, although Barnett Bank, N.A. and other institutions may charge their customer accounts for services provided in connection with investments in the Funds.



    This Prospectus describes concisely the information about the Funds that you should consider before investing. Please read and keep it for future reference. More information about the Funds is contained in a Statement of Additional Information dated December 1, 1996 that has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained free upon request by calling 1-800-637-3759, and is incorporated by reference into (considered a part of) the Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    FUND SHARES ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BARNETT BANK, N.A. OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. WHILE EACH FUND ATTEMPTS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.



    OHIO INVESTOR NOTICE: EACH FUND MAY INVEST MORE THAN 15% OF ITS TOTAL ASSETS IN SECURITIES ISSUED UNDER RULE 144A WHICH ARE RESTRICTED AS TO DISPOSITION AND SECURITIES OF UNSEASONED ISSUERS WHICH, TOGETHER WITH THEIR PREDECESSORS, HAVE A RECORD OF LESS THAN THREE YEARS CONTINUOUS OPERATION.



                                December 1, 1996

                 SUMMARY OF EXPENSES AND FINANCIAL INFORMATION

EXPENSES

    ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general fund administration, accounting and other services.

    Below is information regarding the Funds' operating expenses for shares of the Prime Trust and Treasury Trust Funds. Examples based on this information are also provided.


ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENTS     TREASURY     PRIME TRUST
(as a percentage of average net assets)                        TRUST FUND       FUND
                                                              -------------  -----------
Advisory Fees...............................................        0.10%         0.10%
12b-1 Fees..................................................        0.00%         0.00%
Shareholder Service Fees....................................        0.00%         0.00%
All Other Expenses (After Expense Reimbursements)...........        0.10%         0.10%
                                                                   ------    -----------
Total Fund Operating Expenses (After Expense
 Reimbursements)............................................        0.20%         0.20%
                                                                   ------    -----------
                                                                   ------    -----------
EXAMPLE: Let's say, hypothetically, that the annual net return on each Fund is 5%, and that the Funds' operating expenses are as described above. For every $1,000 you invested in a particular Fund, after the periods shown below, you would have paid this much in expenses during such periods:



                                            1       3       5      10
                                          YEAR    YEARS   YEARS   YEARS
                                          -----   -----   -----   -----
Treasury Trust Fund.....................  $  2    $  6    $ 11    $ 26
Prime Trust Fund........................  $  2    $  6    $ 11    $ 26


------------------------

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


    This expense information is provided to help you understand the expenses you would bear indirectly as a shareholder of one of the Funds. The operating expenses for the Funds have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. Without voluntary expense reimbursements, the total operating expenses of the Treasury Trust Fund and Prime Trust Fund would be 0.33% and 0.33%, respectively.



    See "Management of Emerald Funds" in this Prospectus and the financial statements and related notes in the Statement of Additional Information for a further description of the Funds' operating, expenses. You should note that any fees that are charged by Barnett Bank, N.A., its affiliates or any other institutions directly to their customer accounts for services related to an investment in the Funds are in addition to and not reflected in the fees and expenses described above.

FINANCIAL HIGHLIGHTS


    EXCEPT AS NOTED BELOW, THE FOLLOWING FINANCIAL HIGHLIGHTS HAVE BEEN AUDITED BY PRICE WATERHOUSE LLP, EMERALD FUNDS' INDEPENDENT ACCOUNTANTS, WHOSE UNQUALIFIED REPORT ON THE FINANCIAL STATEMENTS CONTAINING SUCH INFORMATION FOR THE FIVE YEARS IN THE PERIOD ENDED NOVEMBER 30, 1995 IS INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION (WHICH CAN BE OBTAINED FREE OF CHARGE BY CALLING 800/637-3759). THE FINANCIAL HIGHLIGHTS SHOULD BE READ ALONG WITH THE FINANCIAL STATEMENTS AND RELATED NOTES. FURTHER INFORMATION ABOUT EACH FUND'S PERFORMANCE IS CONTAINED IN THE FUNDS' ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995, WHICH MAY BE OBTAINED WITHOUT CHARGE FROM THE DISTRIBUTOR. DURING THE PERIODS SHOWN THE FUNDS RECEIVED SUB-ADVISORY SERVICES FROM COMPANIES THAT WERE NOT AFFILIATED WITH THE ADVISER. ON DECEMBER 1, 1996, THE ADVISER ASSUMED RESPONSIBILITY FOR THE SERVICES PREVIOUSLY PROVIDED BY THESE SUB-ADVISERS.


    Financial highlights for a Share of the Treasury Trust Fund outstanding throughout each of the periods indicated.

                                              FOR THE SIX                            YEAR ENDED
                                              MONTHS ENDED   ----------------------------------------------------------
                                                5/31/96      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                              (UNAUDITED)        1995           1994           1993           1992
                                             --------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $1.0000        $1.0015        $0.9999        $0.9999        $1.0000
                                             --------------  -------------  -------------  -------------  -------------
Income from investment operations:
  Net investment income....................        0.0251         0.0551    $    0.0367         0.0292         0.0367
  Net realized gains (losses) on
   securities..............................       (0.0003  )     (0.0006  )      0.0016         0.0000        (0.0001 )
                                             --------------  -------------  -------------  -------------  -------------
Total income from investment operations....        0.0248         0.0545         0.0383         0.0292         0.0366
Less dividends and distributions:
  Dividends from net investment income.....       (0.0251  )     (0.0551  )     (0.0367  )     (0.0292  )     (0.0367 )
  Distributions from net realized gains on
   securities..............................       (0.0001  )     (0.0009  )     (0.0000  )     (0.0000  )     (0.0000 )
                                             --------------  -------------  -------------  -------------  -------------
Total dividends and distributions..........       (0.0252  )     (0.0560  )     (0.0367  )     (0.0292  )     (0.0367 )
                                             --------------  -------------  -------------  -------------  -------------
Net change in net asset value..............       (0.0004  )     (0.0015  )      0.0016         0.0000        (0.0001 )
                                             --------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD.............       $0.9996        $1.0000        $1.0015        $0.9999        $0.9999
                                             --------------  -------------  -------------  -------------  -------------
                                             --------------  -------------  -------------  -------------  -------------
Total return...............................          2.55  %        5.74  %        3.73  %        2.96  %        3.74 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).........  $    138,134    $   132,850    $   126,771    $   166,410    $   183,072
  Ratio of expenses to average net assets..          0.38  %        0.40  %        0.40  %        0.40  %        0.40 %
  Ratio of net investment income to average
   net assets..............................          5.05  %        5.54  %        3.61  %        2.92  %        3.72 %
  Ratio of expenses to average net
   assets**................................          0.38  %        0.45  %        0.44  %        0.42  %        0.40 %
  Ratio of net investment income to average
   net assets**............................          5.05  %        5.50  %        3.57  %        2.90  %        3.72 %


                                                                           PERIOD ENDED
                                             NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                 1991           1990           1989*
                                             -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD.......      $1.0000        $1.0000        $1.0000
                                             -------------  -------------  -------------
Income from investment operations:
  Net investment income....................       0.0598         0.0777         0.0849
  Net realized gains (losses) on
   securities..............................       0.0000         0.0000         0.0000
                                             -------------  -------------  -------------
Total income from investment operations....       0.0598         0.0777         0.0849
Less dividends and distributions:
  Dividends from net investment income.....      (0.0598  )     (0.0777  )     (0.0849  )
  Distributions from net realized gains on
   securities..............................      (0.0000  )     (0.0000  )     (0.0000  )
                                             -------------  -------------  -------------
Total dividends and distributions..........      (0.0598  )     (0.0777  )     (0.0849  )
                                             -------------  -------------  -------------
Net change in net asset value..............       0.0000         0.0000         0.0000
                                             -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD.............      $1.0000        $1.0000        $1.0000
                                             -------------  -------------  -------------
                                             -------------  -------------  -------------
Total return...............................         6.15  %        8.05  %        8.83  %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).........  $   184,420    $   215,948    $   236,411
  Ratio of expenses to average net assets..         0.39  %        0.38  %        0.39  %+
  Ratio of net investment income to average
   net assets..............................         6.00  %        7.77  %        8.63  %
  Ratio of expenses to average net
   assets**................................         0.39  %        0.39  %        0.04  %
  Ratio of net investment income to average
   net assets**............................         6.00  %        7.76  %        8.59  %


----------------------------------
* For the period December 7, 1988 (commencement of operations) through November 30, 1989.


**    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.


+     Annualized.

++    Not Annualized.

FINANCIAL HIGHLIGHTS

    Financial highlights for a Share of Prime Trust Fund outstanding throughout each of the periods indicated.

                                             FOR THE SIX                                   YEAR ENDED
                                             MONTHS ENDED   ------------------------------------------------------------------------
                                               5/31/96      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)        1995           1994           1993         1992+++          1991
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......     $0.9999        $0.9999        $1.0000        $1.0017        $1.0000        $1.0000
                                             ------------   ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income....................      0.0258         0.0561         0.0377         0.0304         0.0392         0.0637
  Net realized gains (losses) on
   securities..............................      0.0000         0.0000        (0.0038)        0.0005***      0.0017         0.0000
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total income from investment operations....      0.0258         0.0561         0.0339         0.0309         0.0409         0.0637
                                             ------------   ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income.....     (0.0258)       (0.0561)       (0.0377)       (0.0304)       (0.0392)       (0.0637)
  Distributions from net realized gains on
   securities..............................     (0.0000)       (0.0000)       (0.0000)       (0.0022)       (0.0000)       (0.0000)
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total dividends and distributions..........     (0.0258)       (0.0561)       (0.0377)       (0.0326)       (0.0392)       (0.0637)
                                             ------------   ------------   ------------   ------------   ------------   ------------
  Increase due to voluntary capital
   contribution from sub-adviser...........      0.0000        (0.0000)       (0.0001)        0.0000        (0.0000)        0.0000
                                             ------------   ------------   ------------   ------------   ------------   ------------
Net change in net asset value..............      0.0000        (0.0001)       (0.0001)       (0.0017)        0.0017         0.0000
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD.............     $0.9999        $0.9999        $0.9999        $1.0000        $1.0017        $1.0000
                                             ------------   ------------   ------------   ------------   ------------   ------------
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total return...............................        2.61%++        5.76%          3.83%          3.31%          4.00%          6.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).........    $145,746       $131,089       $131,758       $111,769        $99,192        $89,777
  Ratio of expenses to average net assets..        0.38%          0.40%          0.40%          0.40%          0.40%          0.40%
  Ratio of net investment income to average
   net assets..............................        5.21%          5.60%          3.80%          3.03%          3.89%          6.34%
  Ratio of expenses to average net
   assets**................................        0.38%          0.46%          0.44%          0.44%          0.46%          0.46%
  Ratio of net investment income to average
   net assets**............................        5.21%          5.54%          3.76%          3.00%          3.83%          6.28%


                                                            PERIOD ENDED
                                             NOVEMBER 30,   NOVEMBER 30,
                                                 1990          1989*
                                             ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......     $1.0000        $1.0000
                                             ------------   ------------
Income from investment operations:
  Net investment income....................      0.0800         0.0888
  Net realized gains (losses) on
   securities..............................      0.0000         0.0000
                                             ------------   ------------
Total income from investment operations....      0.0800         0.0888
                                             ------------   ------------
Less dividends and distributions:
  Dividends from net investment income.....     (0.0800)       (0.0888)
  Distributions from net realized gains on
   securities..............................     (0.0000)       (0.0000)
                                             ------------   ------------
Total dividends and distributions..........     (0.0800)       (0.0888)
                                             ------------   ------------
  Increase due to voluntary capital
   contribution from sub-adviser...........      0.0000         0.0000
                                             ------------   ------------
Net change in net asset value..............      0.0000         0.0000
                                             ------------   ------------
NET ASSET VALUE, END OF PERIOD.............     $1.0000        $1.0000
                                             ------------   ------------
                                             ------------   ------------
Total return...............................        8.31%          9.25%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).........     $78,363        $70,298
  Ratio of expenses to average net assets..        0.38%          0.36%
  Ratio of net investment income to average
   net assets..............................        8.00%          8.99%
  Ratio of expenses to average net
   assets**................................        0.47%          0.54%
  Ratio of net investment income to average
   net assets**............................        7.91%          8.81%


----------------------------------

* For the period December 7, 1988 (commencement of operations) through November 30, 1989.



**    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.



***   Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.



+     Annualized.



++    Not Annualized.

                       INVESTMENT PRINCIPLES AND POLICIES


    The Adviser uses a range of different investments and investment techniques in seeking to achieve each Fund's investment objective. The Adviser will use its best efforts to achieve a Fund's investment objective, although its achievement cannot be assured.


    Each Fund invests only in U.S. dollar-denominated securities that mature in thirteen months or less (with certain exceptions). The dollar-weighted average portfolio maturity of each Fund may not exceed ninety days.


    Instruments acquired by the Funds will be U.S. Government securities or other "First Tier Securities" as described below. The term "First Tier Securities" has a technical definition given by the Securities and Exchange Commission, but generally refers to securities that, in the Adviser's view, present minimal credit risks and have the highest short-term debt rating at the time of purchase by one (if rated by only one) or more Nationally Recognized Statistical Rating Organizations ("NRSROs"). A description of applicable ratings is attached to the Statement of Additional Information as Appendix A. Unrated instruments (including instruments with long-term but no short-term ratings) will be of comparable quality as determined by the Adviser under guidelines approved by the Board of Trustees .



INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of both the Prime Trust and the Treasury Trust Funds is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. The Prime Trust Fund pursues its objective by investing in a broad range of short-term government, bank and corporate obligations. The Treasury Trust Fund seeks to achieve its objective by investing in obligations that the U.S. Treasury has issued or to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest. You should note, however, that shares of the Treasury Trust Fund are not themselves issued or guaranteed by the U.S. Treasury or any of its agencies. U.S. Treasury obligations include Treasury bills, certain Treasury strips, certificates of indebtedness, notes and bonds, and obligations of other agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury. It is the Treasury Trust Fund's policy that under normal conditions it will invest 65% or more of its total assets in U.S Treasury obligations and repurchase agreements for which such obligations serve as collateral.

    In accordance with the current rules of the Securities and Exchange Commission, the Prime Trust Fund intends to limit its purchases in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) to no more than 5% of its total assets at the time of purchase, with the exception that up to 25% of its total assets may be invested in the securities of any single issuer for up to three business days.


               PORTFOLIO INSTRUMENTS, PRACTICES AND RELATED RISKS


    U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS. The TREASURY TRUST FUND may invest in U.S. Treasury obligations as described above. The PRIME TRUST FUND may invest in securities issued or guaranteed by the U.S. Government, as well as in obligations issued or guaranteed by U.S.

Government agencies and instrumentalities or in money market instruments, including bank obligations and commercial paper. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, like the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, including the Federal National Mortgage Association, are backed by the discretionary ability of the U.S. Government to purchase the entity's obligations; and still others like the Student Loan Marketing Association are backed solely by the issuer's credit. U.S. Government obligations also include U.S. Government-backed trusts that hold obligations of foreign governments and are guaranteed or backed by the full faith and credit of the United States. There is no assurance that the U.S. Government will provide support to a U.S. Government-sponsored entity if it is not required to do so by law. Some of these securities may have a variable or floating interest rate.


    ASSET-BACKED SECURITIES. The PRIME TRUST FUND may invest in asset-backed securities (I.E., securities backed by mortgages, installment sale contracts, credit card receivables or other assets). The average life of an asset-backed instrument varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the asset pools underlying the security as the result of scheduled principal payments and prepayments. This may be particularly true for mortgage-backed securities. The rate of such prepayments, and hence the life of the security, will be primarily a function of current market rates and current conditions in the relevant market. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of failing interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent the Fund purchases asset-backed securities at a premium, prepayments (which often may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of any premiums paid.

    Presently there are several types of mortgage-backed securities issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit, or REMICS. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Although the relative payment rights of these classes can be structured in a number of different ways, most often payments of principal are applied to the CMO classes in the order of their respective stated maturities. CMOs can expose the Fund to more volatility and interest rate risk than other types of asset-backed obligations.


    MUNICIPAL OBLIGATIONS. The PRIME TRUST FUND may also invest in municipal obligations. These securities may be advantageous for the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other securities the Fund can purchase. Dividends paid by the Fund that come from interest on municipal obligations will be taxable to shareholders.

    The two main types of municipal obligations are "general obligation" securities (which are secured by the issuer's full faith credit and taxing power) and "revenue" securities (which are payable only from revenues received from the operation of a particular facility or other specific revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a "moral obligation" security because if the issuer cannot meet its obligations it then draws on a reserve fund, the restoration of which is not a legal requirement. Private activity bonds (such as bonds issued by industrial development authorities) are usually revenue securities issued by or for public authorities to finance a privately operated facility.


    Within the principal classifications described above there are a variety of categories including municipal leases and certificates of participation. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Adviser, under the supervision of the Board of Trustees, will determine the credit quality of any unrated municipal leases on an on-going basis, including an assessment of the likelihood that the lease will not be cancelled.



    In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, purchases of such securities are based on the opinion of counsel to the sponsors or issuers of the instruments. Emerald Funds and the Adviser rely on these opinions and do not intend to review the basis for them.


    Municipal obligations purchased by the PRIME TRUST FUND may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantees with respect to a municipal obligation held by the Fund could have an adverse effect on the Fund's portfolio and the value of its shares. As described below under "Foreign Securities," foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

    CORPORATE OBLIGATIONS. The PRIME TRUST FUND may purchase corporate bonds and cash equivalents that meet the Fund's quality and maturity limitations. These investments may include obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, Eurodollar bonds, which are U.S. dollar-denominated obligations of foreign issuers, Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S., and equipment trust receipts.

    Cash equivalents, such as commercial paper and other similar obligations purchased by the Fund that have an original maturity of 13 months or less, will either have short-term ratings at the time of purchase in the top category of one or more NRSROs or be issued by issuers with such ratings. Unrated instruments of these types purchased by the Fund will be determined to be of comparable quality.

    BANK OBLIGATIONS. The PRIME TRUST FUND may purchase certificates of deposit ("CDs"), bankers' acceptances, notes and time deposits issued or supported by U.S. or foreign banks and savings institutions that have total assets of more than $1 billion. The Fund may also invest in CDs and time deposits of domestic branches of U.S. banks that have total assets of less than $1 billion if the CDs and time deposits are insured by the FDIC. Investments in foreign banks and foreign branches of U.S. banks will not make up more than 25% of the Fund's total assets when the investment is made. (To the extent permitted by the SEC, bank obligations of U.S. branches of foreign banks will be considered to be investments in U.S. domestic banks for purposes of this calculation.) The Fund may also make interest-bearing savings deposits in amounts not exceeding 5% of its total assets.


    REPURCHASE AGREEMENTS. EACH FUND may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon time and price. These transactions are known as repurchase agreements. A Fund will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Board of Trustees. During the term of any repurchase agreement, the Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.



    VARIABLE AND FLOATING RATE INSTRUMENTS. EACH FUND may purchase variable and floating rate instruments. In the case of the Treasury Trust Fund these instruments must be issued or fully guaranteed by the U.S. Treasury but for the Prime Trust Fund investments may include variable amount master demand notes issued by private issuers, which are instruments under which the indebtedness, as well as the interest rate, varies. If rated, variable and floating rate instruments must be rated in the highest short-term rating category by an NRSRO. If unrated, such instruments will need to be determined to be of comparable quality. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the Prime Trust Fund must permit the Fund to demand payment of the instrument's principal at least once every thirteen months. Because of the absence of a market in which to resell a variable or floating rate instrument, the Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.


    STRIPPED SECURITIES. EACH FUND may invest in instruments known as "stripped" securities. These instruments include U.S. Treasury bonds and notes and federal agency obligations on which the unmatured interest coupons have been separated from the underlying obligation. These obligations are usually issued at a discount to their "face value," and because of the manner in which principal and interest are returned may exhibit greater price volatility than more conventional debt securities. The Treasury Trust Fund's investments in these instruments will be limited to "interest only" stripped securities that have been issued by a federal instrumentality known as the Resolution Funding Corporation and other stripped securities issued or guaranteed by the U.S. Treasury, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The Prime Trust Fund may also invest in instruments that have been stripped by their holder, typically a custodian bank or investment brokerage firm, and then resold in a custodian receipt program under names you may be familiar with such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

    In addition, the Prime Trust Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. SMBS, in particular, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. If the underlying obligations experience greater than anticipated prepayments, the Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

    Although certain stripped securities may pay interest to their holders before they mature, federal income tax rules require a Fund each year to recognize a part of the discount attributable to a security as interest income. This income must be distributed along with the other income a Fund earns. To the extent shareholders request that they receive their dividends in cash rather than reinvesting them, the money necessary to pay those dividends must come from the assets of a Fund or from other sources such as proceeds from sales of Fund shares and/or sales of portfolio securities. The cash so used would not be available to purchase additional income-producing securities, and a Fund's current income could ultimately be reduced as a result.

    Bank Investment Contracts and Guaranteed Investment Contracts. The Prime Trust Fund may invest in bank investment contracts ("BICs") issued by banks that meet the asset size requirements described above under "Bank Obligations" and in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies that have assets of $1 billion or more and meet the quality and credit standards established by the Adviser pursuant to guidelines approved by the Board of Trustees. Pursuant to a BIC or GIC, the Fund would make cash contributions to a deposit account at a bank or insurance company. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. In return for its cash contribution, the Fund would receive interest from the issuing entity at either a negotiated fixed or floating rate. Because BICs and GICs are generally not assignable or transferable without the permission of the bank or insurance company involved, and an active secondary market does not currently exist for these instruments, they are considered illiquid securities and are subject to the Fund's limitation on such investments as described below under "Managing Liquidity."

    PARTICIPATIONS AND TRUST RECEIPTS. The Prime Trust Fund may purchase from domestic financial institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. The Fund intends only to purchase participations and trust receipts from an entity or syndicate, and does not intend to serve as a co-lender in any such activity. As to certain instruments for which the Fund will be able to demand payment, the Fund intends to exercise its right to do so only upon a default under the terms of the security, as needed to provide liquidity, or to maintain or improve the quality of its investment portfolio. It is possible that a participation interest or trust receipt may be deemed to be an extension of credit by the Fund to the issuing financial institution rather than to the obligor of the underlying security and may not be directly entitled to the protection of any collateral security provided by the obligor. In such event, the ability of the Fund to obtain repayment could depend on the issuing financial institution.

    WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. When-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of a Fund's total assets under normal circumstances. These transactions will not be entered for speculative purposes but only in furtherance of a Fund's investment objective.

    OTHER INVESTMENT COMPANIES. Each Fund may invest in the securities of other mutual funds that invest in the particular instruments in which a Fund itself may invest, subject to the requirements of applicable securities laws. When a Fund invests in another mutual fund, it pays a pro rata portion of the advisory and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses a Fund pays in connection with its own operations.


    Securities of other investment companies will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund currently intends to limit these investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of their value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by a Fund, other investment portfolios of Emerald Funds, or any other investment companies advised by the Adviser.



    BORROWINGS. Each Fund is authorized to make limited borrowings for temporary purposes and each Fund may enter into reverse repurchase agreements. Under such an agreement a Fund sells portfolio securities and then buys them back later at an agreed-upon time and price. When the Fund enters into a reverse repurchase agreement it will place in a separate custodial account liquid assets that have a value at least equal to the price a Fund must pay when it buys back the securities, and the account will be continuously monitored to make sure the appropriate value is maintained. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price a Fund must pay when the transaction closes. Interest paid by a Fund in a reverse repurchase or other borrowing transaction will reduce a Fund's income.

    SECURITIES LENDING. Each Fund may lend securities held in its portfolio to broker-dealers and other institutions as a means of earning additional income. These loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, securities loans will be made only to parties the Adviser deems to be of good standing, and will only be made if the Adviser thinks the possible rewards from such loan justify the possible risks. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 30% of its total assets. Securities loans will be fully collateralized.



    MANAGING LIQUIDITY. Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons a Fund will not knowingly invest more than 10% of its net assets in illiquid securities. Illiquid securities include repurchase agreements, securities loans and time deposits that do not permit a Fund to terminate them after seven days notice, GICs, BICs, stripped mortgage-backed securities issued by private issuers and securities that are not registered under the securities laws. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper, variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Board of Trustees that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A), are not subject to this limitation. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.



    FOREIGN SECURITIES. There are risks and costs involved in investing in securities of foreign issuers (including foreign governments) that are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


    OTHER RISK CONSIDERATIONS. As with an investment in any mutual fund, an investment in the Funds entails market and economic risks associated with investments generally. However, there are certain specific risks of which you should be aware.

    Generally, the market value of fixed income securities in the Funds can be expected to vary inversely to changes in prevailing interest rates. You should recognize that in periods of declining interest rates the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates, the market value will tend to decrease. You should also recognize that in periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. The Funds may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.


    In addition, the PRIME TRUST FUND may purchase custodial receipts, tender option bonds and certificates of participation in trusts that hold municipals or other types of obligations. A certificate of participation gives a Fund an individual, proportionate interest in the obligation, and may have a variable or fixed rate. Because certificates of participation are interests in obligations that may be funded through government appropriations, they are subject to the risk that sufficient appropriations for the timely payment of principal and interest on the obligations may not be made. The NRSRO quality rating of an issue of certificates of participation is normally based upon the rating of the obligations held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue.



    Payment on municipal obligations held by the Prime Trust Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Should a foreclosure occur, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligation.


FUNDAMENTAL LIMITATIONS

    The Funds' investment objectives and policies discussed above are not fundamental limitations and may be changed by the Board of Trustees without shareholder approval. You will be notified of any material changes, but as a result, the Funds may have a different investment objective from the one it had at the time of your investment. However, each Fund also has in place certain "fundamental limitations" that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these fundamental limitations are summarized below, and all of the Funds' fundamental limitations are set out in full in the Statement of Additional Information.

    1. A Fund may not invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

    2. A Fund may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's total assets, the Fund will not make any investments.

    If a percentage limitation is met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.

    In order to permit the sale of a Fund's shares in some states, Emerald Funds may agree to certain restrictions that may be stricter than the investment policies and limitations discussed above. If Emerald Funds decides that any of these restrictions is no longer in a Fund's best interest, it may revoke its agreement to abide by such restriction by no longer selling shares in the state involved.

                              -------------------

                           INVESTING IN EMERALD FUNDS

YOUR MONEY MANAGER

    BARNETT CAPITAL ADVISORS, INC. (REFERRED TO AS THE "ADVISER") SERVES AS INVESTMENT ADVISER TO EACH FUND.


PURCHASE OF SHARES

    Shares of the Funds are sold on a continuous basis by Emerald Asset Management, Inc. (called the "Distributor"). The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


    [Except as noted below, shares of each Fund are sold only to Barnett Bank, N.A. and its affiliates ("Barnett") acting on their own behalf or on behalf of their customer accounts (except employee benefit plan accounts) that invest at least $1 million in a Fund. This minimum investment requirement does not apply to customer accounts that owned Fund shares on November 30, 1996. In addition, Fund shares are sold to other institutional investors that invest at least $1 million in a Fund. (These institutions, together with Barnett, are called "Institutions.") There is no minimum for subsequent purchases.]



    All share purchases by customers of an Institution are effected through the customer's account at the Institution through procedures established in connection with the requirements of the account, and confirmations of share purchases and redemptions will be sent by the Funds to the particular Institution involved. Fund shares will normally be held of record by an Institution for its customers or in the name of a nominee of an Institution. Beneficial ownership of Fund shares will be recorded by an Institution for its customers and reflected in the account statements provided to customers. The exercise of voting rights and the delivery to customers of shareholder communications from the Funds will be governed by the customers' account agreements with the Institution.



    Shares are sold at the net asset value per share next determined after receipt of a purchase order from an Institution by the Funds' transfer agent. Purchases for shares of the Funds will be effected only on days on which both the New York Stock Exchange (the "Exchange") and the Funds' Custodian are open for business ("Business Day") and only when federal funds or other funds are immediately available to the Funds' transfer agent to make the purchase on the day it receives the purchase order. Additionally, on days when the Exchange and/or the Funds' Custodian close early due to a partial holiday or otherwise, the Funds reserve the right to advance the times at which purchase and redemption orders must be received in order to be processed that Business Day. Institutions may transmit purchase orders for either Fund by telephoning the transfer agent c/o the Distributor at 1-800-367-5905 not later than [3:00 p.m.] (Eastern time) on any Business Day. If federal funds are not available with respect to any such order by the close of business on the day the order is received by the transfer agent, the order will be cancelled. In addition, any purchase order received by the transfer agent after [3:00 p.m.] (Eastern time) will not be accepted, and notice thereof will be given to the

Institution placing the order. Any funds received in connection with late orders will be returned promptly. Institutions are responsible for transmitting purchase orders promptly to the Funds in accordance with their agreements with their customers, and delivering the required funds on a timely basis.


    Each Fund observes the following holidays: New Year's Day (observed), Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day (observed), Thanksgiving Day and Christmas Day (observed).


    Purchase orders must include the investor's tax identification number. Emerald Funds reserves the right to reject any purchase order or to waive the minimum initial investment requirement. Payment for orders which are not received or accepted will be returned after prompt inquiry. Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for that Fund. For further information see "In-Kind Purchases" in the Statement of Additional Information. The issuance of shares is recorded in the shareholder records of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



    Neither Emerald Funds nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, Emerald Funds will use procedures considered reasonable. To the extent Emerald Funds does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.



    Institutions may charge their customers certain account fees for automatic investment and other cash management services provided by them. These fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Information concerning these minimum account requirements, services and any charges should be obtained from the particular Institution before a customer authorizes the purchase of Fund shares, and this Prospectus should be read in conjunction with any information so obtained.


REDEMPTION OF SHARES


    Redemption orders are effected at the net asset value per share next determined after receipt of the order by Emerald Funds' transfer agent. Shares held by an Institution on behalf of its customers must be redeemed in accordance with the instructions and limitations pertaining to the customer accounts. These procedures will vary according to the type of account and Institution involved, and customers should consult their account managers in this regard. It is the responsibility of the Institutions to transmit redemption orders to the Funds' transfer agent and credit their customers' accounts with the redemption proceeds on a timely basis.



    Institutions may transmit redemption orders by telephoning the transfer agent c/o the Distributor at 1-800-367-5905. Payment for redemption orders for either Fund which are received by the transfer agent on a Business Day before [3:00 p.m.] (Eastern Time) will normally be wired in federal funds the same day. Payment for redemption orders which are received between [3:00 p.m.] (Eastern
Time) and the close of business or on a non-Business Day will normally be wired in federal funds on the next Business Day. Emerald Funds reserves the right, however, to delay the wiring of redemption proceeds for up to seven days after receipt of a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect either Fund. No charge for wiring redemption payments is imposed by the Funds, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, is available from the Institutions. If all of the shares owned by an Institution in a particular Fund are redeemed, any declared and unpaid dividends on the redeemed shares will be paid within five days of redemption. See "Dividends and Distributions."



    An investor may be required to redeem shares in a Fund if the investor's shareholdings drop below the required minimum investment amount stated above under "Purchase of Shares" due to share redemptions and not market fluctuations and the shareholder does not increase its balance to at least the required minimum upon 60 days' written notice. If an Institution requires its customers to maintain a minimum balance in their customer accounts, and the balance in an account falls below that minimum, a customer may also be obligated to redeem shares in the Funds to the extent necessary to maintain the minimum balance required.



    Each Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as are permitted under the Investment Company Act of 1940. Each Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940. See the Statement of Additional Information ("Additional Purchase and Redemption Information") for examples of when such redemptions might be appropriate. In those cases, an investor may incur transaction costs in converting securities to cash.



    It is the responsibility of the Institutions to provide their customers with statements of account with respect to share transactions made for their accounts.


DIVIDENDS AND DISTRIBUTIONS


    Each Fund's shareholders of record are entitled to dividends and net capital gains distributions arising from net investment income and net realized gains, if any, earned only on the investments held by the particular Fund. Each Fund's net investment income is declared daily as a dividend to the persons who are the record holders of each Fund's shares at the close of business on the day of declaration. As a result, shares begin earning dividends on the day a purchase order is executed and continue to earn dividends through and including the day before shares are redeemed. Dividends and distributions are automatically reinvested in shares of the Fund that pay the dividends and distributions, unless a shareholder specifically elects to receive payments in cash by writing Emerald Funds, 100 First Avenue, Suite 300, Pittsburgh, PA 15222. An election is effective for dividends and distributions with payment dates after the date the Funds' transfer agent receives the election. Cash dividends are paid monthly by wire transfer within five Business Days after the end of each month or within five Business Days after the redemption of all of a shareholder's shares of a particular Fund. Any net short-term or long-term capital gains realized by the Funds will be distributed to shareholders at least annually, after reduction for capital loss carryforwards, if any.


EXPLANATION OF SALES PRICE


    Net asset value per share is determined on each Business Day (as defined above) at [3:00 p.m.] (Eastern Time) by adding the value of a Fund's investments, cash and other assets, subtracting the Fund's liabilities, and then dividing the result by the number of shares in a Fund that are outstanding.

All securities of each Fund are valued at amortized cost. More information about valuation can be found in the Funds' Statement of Additional Information, which you may request by calling 800/637-3759.

OTHER SERVICE PROVIDERS

    While the investment advice provided to the Funds is essential, Emerald Funds would not be able to function without the services of a number of other companies. Some of these companies are listed below. For further information as to some of the services these companies provide, as well as more information regarding investment advisory services, see "The Business of the Funds."

                                 ADMINISTRATOR
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                                   ("BISYS")

    BISYS, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating Emerald Funds' efforts and generally overseeing the operation of the Funds' business.

                                  DISTRIBUTOR
                         EMERALD ASSET MANAGEMENT, INC.

    Emerald Asset Management, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. Mutual funds structured like the Funds sell shares on a continuous basis. The Funds' shares are sold through the Distributor. Certain officers of Emerald Funds, namely Messrs. Blundin, Martinez and Tuch, are also officers and/or directors of the Distributor.

                                   CUSTODIAN
                              THE BANK OF NEW YORK

    The Bank of New York is responsible for holding the investments that the Funds own.

                                 TRANSFER AGENT
                           BISYS FUND SERVICES, INC.

    BISYS Fund Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is the transfer agent for shares of the Funds. This means that its job is to maintain the account records of all shareholders of record in the Funds, as well as to administer the distribution of any dividends or distributions declared by the Funds.

                          THE EMERALD FAMILY OF FUNDS

    Emerald Funds was organized as a Massachusetts business trust on March 15, 1988 and is registered with the Securities and Exchange Commission as an open-end management investment company. The Agreement and Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares representing interests in the respective Funds, which are classified as diversified companies under the Investment Company Act of 1940. The Board of Trustees has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of Emerald Funds. Information regarding these other portfolios offered by Emerald Funds, may be obtained by contacting the Distributor at the address listed on page 14.



    Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of all Emerald Fund portfolios vote together and not by portfolio, except where otherwise required by law or permitted by the Board of Trustees. All shareholders of a particular Fund will vote separately on matters pertaining to the investment advisory agreement applicable to that Fund and on any change in its fundamental investment limitations. Shares of the Emerald Funds have noncumulative voting rights and, accordingly, the holders of more than 50% of Emerald Funds' outstanding shares (irrespective of class) may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, shares will be fully paid and nonassessable by Emerald Funds.



    There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. If such should occur, the Trustees then in office will call a shareholders meeting for the election of Trustees. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The Agreement and Declaration of Trust provides that meetings of the shareholders of Emerald Funds shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. As of September 6, 1996, the Adviser and its affiliates possessed on behalf of their underlying customer accounts, voting or investment power with respect to a majority of the outstanding shares of Emerald Funds. More information about shareholder voting rights can be found in the Statement of Additional Information under "Description of Shares."


                           THE BUSINESS OF THE FUNDS

FUND MANAGEMENT

    THE BUSINESS AFFAIRS OF EMERALD FUNDS ARE MANAGED UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES.

    The following individuals serve as trustees of Emerald Funds:

    - Chesterfield H. Smith, Chairman of the Board of Emerald Funds, is a Senior Partner of the law firm of Holland and Knight.


    - John G. Grimsley, President of Emerald Funds, is a Partner of the law firm of Grimsley Marker & Iseley, P.A.


    - Raynor E. Bowditch is the President of Bowditch Insurance Corporation.


    - Mary Doyle is a Professor of Law, University of Miami Law School.



    - Albert D. Ernest is the President of Albert Ernest Enterprises.


    - Harvey H. Holding is the retired Executive Vice President and Chief Financial Officer of BellSouth Corp.

    Emerald Funds has also employed a number of professionals to provide investment management and other important services to the Funds. BARNETT CAPITAL ADVISORS, INC. serves as the Funds' adviser and has its principal offices at 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Emerald Asset Management, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., located at the same address, is the registered broker-dealer that sells the Funds' shares. The Funds also have a custodian, The Bank of New York, located at 90 Washington Street, New York, New York 10286 and a transfer and dividend paying agent, BISYS Fund Services, Inc., located at 100 First Avenue, Suite 300, Pittsburgh, PA 15222.



    ADVISER. Barnett is a wholly-owned subsidiary of Barnett Bank, N.A. which, in turn, is a wholly-owned subsidiary of Barnett Banks, Inc., a registered bank holding company that has offered general banking services since 1877.



    The Adviser manages the investment portfolios of the Funds, including selecting portfolio investments and making purchase and sale orders. For the services provided and expenses assumed for its advisory services, the Adviser is entitled to receive a fee from the Funds, calculated daily and payable monthly, at the annual rate of .10% of each Fund's average daily net assets. For the fiscal year ended November 30, 1995 the Adviser did not receive any advisory fees from the Funds, and the Funds' former Sub-Adviser received fees, after waivers, at the effective annual rates of .13% and .13% of the average daily net assets of the Prime Trust and Treasury Trust Funds, respectively, under the agreements then in effect.


    Although expected to be infrequent, the Adviser may consider the amount of Fund shares sold by broker-dealers and others (including those who may be connected with Barnett) in allocating orders for purchases and sales of portfolio securities. This allocation may involve the payment of brokerage commissions or dealer concessions. the Adviser will not engage in this practice unless the execution capability of and the amount received by such broker-dealer or other company is believed to be comparable to what another qualified firm could offer.


    The Adviser may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 100% of the annual fees that are earned by the Adviser as investment adviser to such Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from assets of the Adviser or its affiliates.


    ADMINISTRATIVE SERVICES. BISYS Fund Services Limited Partnership (the "Administrator"), located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. The Administrator is an Ohio limited partnership and is a wholly-owned subsidiary of The BISYS Group, Inc.


    The Administrator provides a wide range of such services to Emerald Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating or providing for the calculation of the net asset values of Fund shares, dividends and capital gain distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds.

    The Administrator is entitled to an administration fee calculated daily and payable monthly at the effective annual rate of .0775% of the first $5 billion of the aggregate net assets of all of the Emerald Funds, .07% of the next $2.5 billion, .065% of the next $2.5 billion and .05% of all assets exceeding $10 billion. In the event the aggregate average daily net assets for all Funds falls below $3 billion, the fee will be increased to .08% of the aggregate average daily net assets of all of the Emerald Funds.


FEE WAIVERS AND EXPENSES


    Expenses can be reduced by voluntary fee waivers and expense reimbursements by Barnett and the Funds' other service providers, as well as by certain mandatory expense limits imposed by some state securities regulators. The amount of the waivers may be changed at any time at the sole discretion of the Adviser and the Funds' other service providers. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by a Fund for such amounts prior to fiscal year end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if a Fund were required to reimburse a service provider.


TAX IMPLICATIONS

    As with any investment, you should consider the tax implications of an investment in the Funds. The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation.

    You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you.

    FEDERAL TAXES. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (called the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself generally will not be required to pay federal income taxes.

    In order to so qualify, each Fund will pay as dividends at least 90% of its investment company taxable income. Investment company taxable income includes taxable interest, dividends, gains attributable to market discount on taxable as well as tax-exempt securities, and the excess of net short-term capital gain over net long-term capital loss. To the extent you receive a dividend based on investment company taxable income, you must treat that dividend as ordinary income in determining your gross income for tax purposes, whether you received it in the form of cash or additional shares. Unless you are exempt from federal income taxes, the dividends you receive from each Fund will be taxable to you.

    Any distribution you receive of net long-term capital gain over net short-term capital loss will be taxed as a long-term capital gain, no matter how long you have held Fund shares.

    Any dividends declared by a Fund in December of a particular year and payable to shareholder of record on a date during that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, so long as the dividends are actually paid in January of the following year.

    STATE AND LOCAL TAXES GENERALLY. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. In particular, dividends paid by the Treasury Trust Fund may be taxable under state or local laws as dividend income, even though all or part of those dividends come from interest on obligations that would be free of such taxes if held by you directly.


    Except as stated below, shares of the Funds are not expected to qualify for total exemption from the Florida intangibles tax. Shares of the Treasury Trust Fund may or may not qualify in any calendar year for this exemption from the Florida intangible tax. In order to qualify for this exemption, the Treasury Trust Fund may sell non-exempt assets held in its portfolio (such as repurchase agreements) during the year and reinvest the proceeds in exempt assets, or hold cash, prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


MEASURING PERFORMANCE:



- Performance information provides you with a method of measuring and monitoring your investments. Each Fund may quote performance in advertisements or shareholder communications.



UNDERSTANDING PERFORMANCE MEASURES:



- The yields for the Funds are the income generated over a 7-day period (which period will be identified in the quotation) and then assumed to be generated over a 52-week period and shown as a percentage of the investment. In addition, the Funds may quote an "effective" yield that is calculated similarly, but the income quoted over a 7-day period is assumed to be reinvested. Net income used in yield calculations may be different than net income used for accounting purposes.


PERFORMANCE COMPARISONS:

    The Funds may compare their yields to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

    Total return and yield as reported in national financial publications such as MONEY, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, as well as in publications of a local or regional nature, may be used for comparison.


    The yield of the Prime Trust Fund may be compared to the Donoghue's Money Fund Average, which monitors the performance of money market funds. The yield of the Treasury Trust Fund may be compared to the Donoghue's Government Money Fund average. Additionally, each Fund's performance may be compared to data prepared by Lipper Analytical Service, Inc.



    Performance quotations will fluctuate, and you should not consider quotations to be representative of future performance. You should also remember that performance is generally a function of the kind and quality of investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Fees that Barnett and other Institutions may charge directly to their customers in connection with an investment in the Funds will not be included in the Funds' yield.

    Inquiries regarding the Funds may be directed to the Distributor at the address stated on page 14.


                              -------------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THE FUNDS INCORPORATED IN THIS PROSPECTUS BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                               TABLE OF CONTENTS
                                                                        PAGE
                                                                        -----
SUMMARY OF EXPENSES AND FINANCIAL INFORMATION......................           2
  Expenses.........................................................           2
  Financial Highlights.............................................           3
INVESTMENT PRINCIPLES AND POLICIES.................................           6
  Investment Objective and Policies................................           6
  Portfolio Instruments, Practices and Related Risks...............           6
INVESTING IN EMERALD FUNDS.........................................          13
  Your Money Manager...............................................          13
  Purchase of Shares...............................................          14
  Redemption of Shares.............................................          15
  Dividends and Distributions......................................          16
  Explanation of Sales Price.......................................          16
  Other Service Providers..........................................          16
THE EMERALD FAMILY OF FUNDS........................................          17
THE BUSINESS OF THE FUNDS..........................................          18
  Fund Management..................................................          18
  Tax Implications.................................................          19
  Measuring Performance............................................          20

                         EMERALD FUNDS

              Statement of Additional Information
                            for the
                     *Treasury Trust Fund*
                      *Prime Trust Fund*


                      December 1, 1996

                      TABLE OF CONTENTS


Caption
                                                            Page
                                                            ----

EMERALD FUNDS . . . . . . . . . . . . . . . . . . . . . . . .  1
INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . .  1
NET ASSET VALUE AND DIVIDENDS . . . . . . . . . . . . . . . . 15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . 16
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . 17
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . 19
MANAGEMENT OF EMERALD FUNDS . . . . . . . . . . . . . . . . . 21
INDEPENDENT ACCOUNTANTS/EXPERTS . . . . . . . . . . . . . . . 31
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
ADDITIONAL INFORMATION ON YIELD . . . . . . . . . . . . . . . 31
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . 32
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . 37
APPENDIX A. . . . . . . . . . . . . . . . . . . . . . . . . .  1


         This Statement of Additional Information is meant to be read in conjunction with Emerald Funds' Prospectus dated
December 1, 1996 for the Treasury Trust Fund and Prime Trust Fund, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Treasury Trust Fund or Prime Trust Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling 800-637-3759. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

         SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BARNETT BANK OR ANY OTHER BANK AND ARE NOT ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. EACH FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL FLUCTUATE.

                         EMERALD FUNDS


         Emerald Funds is a Massachusetts business trust which was organized on March 15, 1988 as an open-end investment company. This Statement of Additional Information pertains to two diversified portfolios of the Emerald Funds -- the Treasury Trust Fund and the Prime Trust Fund (such portfolios are sometimes called the "Funds"). Emerald Funds also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the address or telephone number stated on the cover page of this Statement of Additional Information.


              INVESTMENT OBJECTIVES AND POLICIES

         As stated in the Prospectus, the investment objective of both the Treasury Trust Fund and the Prime Trust Fund is to seek a high level of current income, in each case consistent with liquidity, the preservation of capital and a stable net asset value. The following policies supplement the Funds' respective investment objectives and policies as set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Trustees , Barnett Capital Advisors, Inc. (the "Adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

         Securities purchased and sold by each Fund are gen-erally traded in the over-the-counter market on a net basis (I.E, without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Funds' interests.

         The Funds do not intend to seek profits from short-term trading. Because the Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turn-over is not expected to have a material effect on the net investment income of any Fund.

         In its Advisory Agreement with respect to the Funds, the Adviser agrees that it will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser to cause any of the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics of specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.


         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the sub-advisory fees payable to it by the Funds. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, the Distributor or an affiliated person of any of them (as such term is defined in the Investment Company Act of 1940) acting as principal, except as permitted by the Securities and Exchange Commission. Further, while such allocation is not expected to occur frequently, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with the Adviser , to take into account the sale of Fund shares if the Adviser believes that the quality of the execution of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Adviser or the Distributor, or an affiliated person of any of them, is a member, except as permitted by the Securities and Exchange Commission. In certain instances, current regulations of the Commission would impose volume, dollar and price restrictions on purchases by the Funds during the existence of such a group or prohibit such purchases altogether.


         Investment decisions for the Funds are made independently from those for other investment companies and accounts advised or managed by the Adviser . Such other investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.


         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees, or the Adviser pursuant to guidelines established by the Board , will promptly consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

ADDITIONAL INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this sub-section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" below).

         No Fund may:

         1. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

         3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

         5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         6. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         7. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

         8. Purchase securities of companies for the purpose of exercising control.

         9. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if, immediately after such purchase, more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of the value of the Fund's total assets would be invested in other securities of any one bank or in the securities of any other issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or Emerald Funds; except that up to 25% of the value of a Fund's total assets may be invested without regard to the foregoing limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         [Note: In accordance with the current regulations of the Securities and Exchange Commission, the Prime Trust Fund intends to limit its investments in bankers' acceptances, certificates of deposit and other securities of any one bank to not more than 5% of the Fund's total assets at the time of purchase (rather than the 15% limitation set forth above), provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This practice, which is not a fundamental policy of the Fund, could be changed only in the event that such regulations of the Securities and Exchange Commission are amended in the future.]

         10. In addition, as summarized in the Prospectus no Fund may:

         Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guarantee by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clauses (i) and (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

[Note:  In construing Investment Limitation 10 in accordance with
SEC policy, to the extent permitted, U.S. branches of foreign banks will be considered to be U.S. banks where they are subject to the same regulation as U.S. banks.

         11. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of the total assets at the time of such borrowing or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this Statement of Additional Information or in the Prospectus are not deemed to be pledged for purposes of this limitation.

         Although the foregoing investment limitations would permit the Funds to invest in options, futures contracts and options on futures contracts, the Funds do not currently intend to trade in such instruments during the next 12 months. Prior to making any such investments, the Funds would notify their shareholders and add appropriate descriptions concerning the instruments to the Prospectus and this Statement of Additional Information.

TYPES OF OBLIGATIONS, INVESTMENT RISKS AND OTHER INVESTMENT
INFORMATION

REVERSE REPURCHASE AGREEMENTS

         At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets, such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940. Each Fund intends to limit its borrowings (including reverse repurchase agreements), during the next 12 months to not more than 5% of its net assets.

VARIABLE AND FLOATING RATE INSTRUMENTS

         With respect to the variable and floating rate instruments that may be acquired by the Funds as described in the Prospectus, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of those instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand.

         In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         Variable and floating rate instruments may carry nominal maturities in excess of a Fund's maturity limitations if such instruments carry demand features that comply with conditions established by the Securities and Exchange Commission. In order to be purchased by a Fund, these instruments must permit a Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice.

REPURCHASE AGREEMENTS

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by either the Funds' custodian or another independent third party acting as sub-custodian for the Fund involved in the transaction, or in the federal Reserve Treasury Book-Entry System. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

LENDING SECURITIES

         When the Treasury Trust Fund or the Prime Trust Fund lends its securities, it continues to receive interest on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. Portfolio loans will be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans may include cash or U.S. Government obligations or additionally, in the case of the Prime Trust Fund, an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Trust Fund. Collateral for the Treasury Trust Fund is limited to cash and U.S. Government obligations. There may be risks of delay in recovering additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.


OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, the Funds may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding stock of any one investment company will be owned by the Fund or Emerald Funds as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

U.S. GOVERNMENT OBLIGATIONS

         Examples of the types of U.S. Government obligations that may be held by the Prime Trust Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration,

Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. U.S. Government obligations also include U.S. Government-backed trusts that hold obligations of foreign governments and are guaranteed or backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ASSET-BACKED SECURITIES

         The Prime Trust Fund may invest in securities backed by installment contracts, credit card receivables and other assets. Asset-backed securities represent interests in pools of assets in which payment of both interest and principal on the securities are made monthly, thus in effect passing through (net of fees paid to the issuer or guarantor of the securities) the monthly payments made by the individual borrowers on the assets that underlie the asset-backed securities.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

MUNICIPAL OBLIGATIONS

         Assets of the Prime Trust Fund may be invested in debt instruments ("municipal obligations") issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions. These investments may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis, is comparable to that of other securities the Fund may purchase. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

         The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the issuer of the facility being financed.

         Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Obligations". Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Additionally, the principal and interest on these obligations may or may not be payable from the general revenues of the users of the facilities involved. The credit quality of such bonds is usually directly related to the credit standing of such corporate users. Private activity bonds have been or may be issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such bonds may also be issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities.

         Municipal obligations may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         As described in the Prospectus, the Prime Trust Fund may also invest in municipal leases, which may be considered liquid under guidelines established by Emerald Funds' Board of Trustees. The guidelines will provide for determination of the liquidity and proper valuation of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Adviser, under the supervision of Emerald Funds' Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the importance to the municipality of the property covered by the lease.

         Municipal obligations may include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Prime Trust Fund may invest in bonds and other types of tax-exempt instruments provided they have remaining maturities that meet the Fund's maturity limitations.

         As described in the Prospectus, the Prime Trust Fund may purchase securities in the form of custodial receipts. These custodial receipts are known by a number of names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts."

         Certain municipal obligations may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

         FOREIGN MONEY MARKET INSTRUMENTS. A Fund will invest in obligations of foreign banks and commercial paper issued by foreign issuers as described above only when the Adviser deems the instrument to present minimal credit risk. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such instruments, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign government restrictions which might affect adversely the payment of principal and interest of such instruments. In addition, foreign issuers, including foreign banks and foreign branches of U.S. banks, may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic issuers, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

         The Funds may purchase securities on a when-issued basis and purchase or sell securities on a forward commitment basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place beyond the normal settlement date, permit a Fund to lock-in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund involved may be required subsequently to place additional assets in the separate account in order that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, that Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments to purchase securities ever exceeded 25% of the value of its total assets. The respective forward purchase commitments of the Treasury Trust Fund and Prime Trust Fund are not expected to exceed 25% of the value of their respective total assets, absent unusual market conditions or periods of unusual purchase or redemption activity in shares of a Fund such as at calendar year-end or other times; furthermore, a forward commitment or commitment to purchase when-issued securities for any Fund is not expected to exceed 45 days.

         The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives, and the Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a taxable capital gain or loss.

         When the Funds engage in when-issued and forward commitment transactions, they rely on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund involved in such transactions starting on the day the Fund agrees to pur-chase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.



PARTICIPATION INTERESTS AND TRUST RECEIPTS

         The Prime Trust Fund may purchase participation interests and trust receipts as described in its Prospectus.

Such participation interests and trust receipts may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less (as defined by the Securities and Exchange Commission). If a participation interest or trust receipt is unrated, the Adviser will have determined that the interest or receipt is of comparable quality to those instruments in which the Prime Trust Fund may invest pursuant to guidelines approved by the Board of Trustees. For certain participation interests or trust receipts the Prime Trust Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest or trust receipt in the securities involved, plus accrued interest.

GUARANTEED INVESTMENT CONTRACTS

         Generally, a guaranteed investment contract ("GIC") allows a purchaser to buy an annuity with the monies accumulated under the contract; however, the Prime Trust Fund will not purchase any such annuities. GICs acquired by the Prime Trust Fund are general obligations of the issuing insurance company and not separate accounts. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer. The Prime Trust Fund will only purchase GICs from issuers which, at the time of purchase, are rated "A+" by A.M. Best Company, have assets of $1 billion or more and meet quality and credit standards established by the investment adviser pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Prime Trust Fund to be illiquid investments, and will be acquired by the Fund subject to its limitation on illiquid investments.

RATINGS AND ISSUER'S OBLIGATIONS

         The ratings of Nationally Recognized Statistical Rating Organizations ("NRSROs") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.


                 NET ASSET VALUE AND DIVIDENDS


         Net asset value per share of each Fund is calculated by adding the value of all portfolio securities and other assets belonging to the particular Fund, subtracting the Fund's liabilities of the Fund, and dividing the result by the number of outstanding shares of that Fund. The net asset value per share for each Fund is calculated separately. Each Fund is charged with the direct expenses of that Fund, and with a share of the general expenses of Emerald Funds. Subject to the provisions of the Agreement and Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

         Emerald Funds uses the amortized cost method of valuation to value each Fund's portfolio securities, pursuant to which an instrument is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The market value of portfolio securities held by a Fund can be expected to vary inversely with changes in prevailing interest rates.

         Each Fund attempts to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. In this regard, except for securities subject to repurchase agreements, no Fund will purchase a security deemed to have a remaining maturity of more than thirteen months within the meaning of the Investment Company Act of 1940 nor maintain a dollar-weighted average maturity which exceeds ninety days. The Board of Trustees has also established procedures that are intended to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

         Should Emerald Funds incur or anticipate any unusual significant expense or loss which might affect disproportionately the income of a Fund, the Board of Trustees would, at that time, consider whether to adhere to its present dividend policies with respect to the Funds, which are described in the Prospectus, or to revise the policies in order to mitigate, to the extent possible, the disproportionate effect the expense or loss might have on the income of a Fund for a particular period.


        ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares in Emerald Funds are sold on a continuous basis by Emerald Asset Management, Inc. [As described in the Prospectus, except as noted below, shares of the Treasury Trust Fund and the Prime Trust Fund are sold only to Barnett Bank, N.A. and its affiliates ("Barnett") acting on their own behalf or on behalf of their customer accounts (except employee benefit plan accounts) that invest at least $1 million in a Fund. This minimum investment amount does not apply to customer accounts that owned Fund shares on November 30, 1996. In addition, Fund shares are sold to institutional investors, other than Barnett, that invest at least $1 million in a Fund.]

         Under the Investment Company Act of 1940, Emerald Funds may suspend the right of redemption or postpone the date of payment for shares of the Funds during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and

Exchange Commission. (Emerald Funds may also suspend or postpone the recordation of the transfer of its shares upon an occurrence of any of the foregoing conditions.)

         In addition to the situations described in the Prospectus under "Redemption of Shares," Emerald Funds may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

         Shares of the Funds are not bank deposits, and are neither insured by, guaranteed by, obligations of, nor otherwise supported by the U.S. Government, any governmental agency, the Adviser or any other bank.


                     DESCRIPTION OF SHARES


         Emerald Funds is a Massachusetts business trust. Under Emerald Funds' Agreement and Declaration of Trust, the beneficial interest in Emerald Funds may be divided into an unlimited number of full and fractional transferable shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of Emerald Funds into one or more additional classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of thirty-three classes of shares. Two of these classes represent interests in the Treasury Trust Fund and the Prime Trust Fund. The remaining classes represent interests in other investment portfolios of Emerald Funds. The Trustees may similarly classify or reclassify any particular class of shares into one or more series.

         Each share in the Treasury Trust Fund and the Prime Trust Fund has a par value of $.001, represents an equal proportionate interest in the particular Fund involved and is entitled to such dividends and distributions earned on such Fund's assets as are declared in the discretion of the Board of Trustees.

         In the event of a liquidation or dissolution of Emerald
Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of Emerald

Funds' respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of a particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by Emerald Funds, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Emerald Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of Emerald Funds voting together in the aggregate without regard to particular investment portfolios. Shares of Emerald Funds have non-cumulative voting rights and, accordingly, the holders of more than 50% of Emerald Funds' outstanding shares (irrespective of Fund) may elect all Trustees.

         Shares have no preemptive rights and only such conversion and exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and nonassessable by Emerald Funds.

         There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. If such should occur, the Trustees then in office will call a shareholders meeting for the election of Trustees. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The Agreement and Declaration of Trust provides that meetings of the shareholders of Emerald Funds shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Emerald Funds' Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act of 1940. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


            ADDITIONAL INFORMATION CONCERNING TAXES


         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

         Investment company taxable income earned by the Treasury Trust Fund or the Prime Trust Fund will be distributed by the Funds to their shareholders, and will be taxable to shareholders as ordinary income whether paid in cash or additional shares. In general, investment company taxable income will be a Fund's taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         Similarly, while the Funds do not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually, after reduction for capital loss carryforwards, if any. The Funds will have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by Emerald Funds to shareholders after the close of Emerald Funds' taxable year.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

         Each Fund is treated as a separate entity for the purpose of determining the Fund's qualification as a "regulated investment company" under the Internal Revenue Code. Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all liability for federal income taxes, depending upon the extent of Emerald Funds' activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issue), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

         A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to back-up withholding when required to do so or that they are "exempt recipients."



                  MANAGEMENT OF EMERALD FUNDS

TRUSTEES AND OFFICERS

         The Trustees and officers of Emerald Funds, their addresses, principal occupations during the past five years and other affiliations are as follows:

                                                Principal
                       Position with    Occupations During Past 5
Name and Address       Emerald Funds   Years and Other Affiliations
----------------       -------------   ----------------------------
Chesterfield H. Smith* Chairman of     Senior Partner of the law
Suite 3000             the Board       firm of Holland and Knight;
701 Brickell Avenue    of Trustees     Director, Greenwich Air
Miami, FL  33101                       Services, Inc. (an aircraft
Age 78                                 and engine repair company);
                                       Director, Citrus and Chemical
                                       Bank; Director, Citrus and
                                       Chemical Bancorporation (bank
                                       holding company of Citrus and
                                       Chemical Bank).

Raynor E. Bowditch     Trustee         President, Bowditch
4811 Beach Blvd.                       Insurance Corporation (a
Suite 105                              general lines independent
Jacksonville, FL  33207                agency); Director, General
Age 62                                 Truck Equipment and Trailer
                                       Sales; Director, Greater
                                       Jacksonville Fair Association.

                                                Principal
                       Position with    Occupations During Past 5
Name and Address       Emerald Funds   Years and Other Affiliations
----------------       -------------   ----------------------------
Mary Doyle             Trustee         Professor of Law, University
University of Miami                    of Miami Law School, 1995
Law School                             to present; Dean in Residence,
1311 Miller Drive                      Association of American Law
Coral Gables, FL  33124                Schools, 1994 to date; Dean,
Age 52                                 University of Miami School of
                                       Law, 1986 to 1994.

Albert D. Ernest*      Trustee         President, Albert Ernest
1560 Lancaster Terrace                 Enterprises (personal
Suite 1402                             investments), 1991 to date;
Jacksonville, FL  32204                President and Chief Operating
Age 65                                 Officer, Barnett Banks, Inc.,
                                       1988 to 1991; Director,
                                       Barnett Banks, Inc., 1982 to
                                       1991; Director, Florida Rock
                                       Industries, Inc. (mining and
                                       construction materials);
                                       Director, FRP Properties, Inc.
                                       (transportation, hauling and
                                       real estate development);
                                       Director, Regency Realty,
                                       Inc.; Director, Stein Mart,
                                       Inc. (retail); and Director,
                                       Wickes Lumber Company.


John G. Grimsley*      Trustee and     Partner of the law firm
50 N. Laura St.        President       of Grimsley Marker & Iseley,
Suite 3300                             P.A.; Member of the law
Jacksonville, FL  32202                firm of Mahoney Adams & Criser,
Age 58                                 P.A. from 1966 to 1996.




Harvey R. Holding      Trustee         Retired; Executive Vice
189 Laurel Lane                        President and Chief Financial
Ponte Vedra Beach,                     Officer, BellSouth Corp.,
FL  32082                              1990 to 1993; Vice Chairman
Age 61                                 of the Board of BellSouth
                                       Corp., 1991 to 1993; Director,
                                       Golden Poultry Company, Inc.

William B. Blundin     Executive       Executive Vice President,
125 West 55th Street   Vice President  BISYS Fund Services, Inc.,
New York, NY  10019                    March 1995 to present; Vice
Age 57                                 President of Emerald Asset
                                       Management, Inc., March 1995
                                       to present; Vice Chairman of
                                       the Board of Concord Holding
                                       Corporation and Distributor,
                                       July 1993 to March 1995;
                                       Director and President of
                                       Concord Holding Corporation
                                       and Distributor, February 1987
                                       to March 1995.

                                                Principal
                       Position with    Occupations During Past 5
Name and Address       Emerald Funds   Years and Other Affiliations
----------------       -------------   ----------------------------
Hugh Fanning           Vice President  Employee of BISYS Fund
BISYS Fund Services                    Services, Inc., August 1992
3435 Stelzer Road                      to present; Director of
Columbus, OH  43219-3035               Marketing, Ketchum
Age 42                                 Communications, July 1987 to
                                       August 1992

J. David Huber         Vice President  Employee of BISYS Fund
BISYS Fund Services                    Services, Inc., June 1987 to
3435 Stelzer Road                      present.
Columbus, OH  43219-30-35
Age 49

Martin R. Dean         Treasurer       Employee of BISYS Fund
BISYS Fund Services                    Services, Inc., May 1994
3435 Stelzer Road                      to present; Senior Manager
Columbus, OH  43219-3035               at KPMG Peat Marwick prior
Age 32                                 thereto.

Jeffrey A. Dalke       Secretary       Partner, Drinker Biddle &
Philadelphia National                  Reath (law firm).
  Bank Building
1345 Chestnut Street
Philadelphia, PA  19107-3496
Age 46

George Martinez        Assistant       Senior Vice President and
BISYS Fund Services    Secretary       Director of Legal and
3435 Stelzer Road                      Compliance Services, BISYS
Columbus, OH  43218-3035               Fund Services, Inc., March
Age 36                                 1995 to present; Senior Vice
                                       President, Emerald Asset
                                       Management, Inc., August 1995
                                       to present; Vice President and
                                       Associate General Counsel,
                                       Alliance Capital Management,
                                       June 1989 to March 1995.

William J. Tomko       Vice President  Employee of BISYS Fund
BISYS Fund Services                    Services, Inc., April 1987
3435 Stelzer Road                      to present.
Columbus, OH  43219-3035
Age 36

Robert Tuch            Assistant       Employee of BISYS Fund
BISYS Fund Services    Secretary       Services, Inc., June 1991 to
3435 Stelzer Road                      present; Assistant Secretary,
Columbus, OH  43219-3035               Emerald Asset Management, Inc.,
Age 44                                 August 1995 to present; Vice
                                       President and Associate General
                                       Counsel with National Securities
                                       Research Corp., July 1990 to June
                                       1991.

                                                Principal
                       Position with    Occupations During Past 5
Name and Address       Emerald Funds   Years and Other Affiliations
----------------       -------------   ----------------------------
Alaina Metz            Assistant       Chief Administrator,
BISYS Fund Services    Secretary       Administrative and
3435 Stelzer Road                      Regulatory Services, BISYS
Columbus, OH  43219-3035               Fund Services, Inc., June 1995
Age 28                                 to present; Supervisor, Mutual Fund
                                       Legal Department, Alliance Capital
                                       Management, May 1989 to June 1995.

---------------------
   *These Trustees may be deemed to be "interested persons" of Emerald Funds as defined in the Investment Company Act of 1940.

                         --------------------------------

         Each Trustee receives an annual fee of $14,000 plus $1,500 for each meeting attended and reimbursement of expenses incurred as a Trustee. Additionally the Chairman and President of the Board of Trustees each receive an additional annual fee of $3,500 for service in such capacities. Furthermore, each Trustee who serves on a special committee appointed by the Board or the Chairman, or who is assigned a special project by the Board or the Chairman, receives additional compensation in the amount of $1,000 per day for each meeting attended or $1,000 for each assignment to a special project plus reimbursement of out-of-pocket expenses. Remuneration for services rendered during Emerald Funds' fiscal year ended November 30, 1995 and distributed to all Trustees and officers as a group was $99,750. Drinker Biddle & Reath, of which Mr. Dalke is a partner, receives legal fees as counsel to Emerald Funds. As of _______, 1996, the Trustees and officers of Emerald Funds, as a group, owned less than 1% of the outstanding shares of each Fund and each of the other investment portfolios of the Trust.

            The following chart provides certain information about the fees received by the Emerald Fund's trustees for their services as members of the Board of Trustees and Committees thereof.

                                                                             TOTAL
                                                                          COMPENSATION
                                              PENSION OR                      FROM
                                 AGGREGATE    RETIREMENT    ESTIMATED        EMERALD
                               COMPENSATION    BENEFITS      ANNUAL           FUNDS
                                 FROM THE     ACCRUED AS    BENEFITS         AND FUND
   NAME OF PERSON                EMERALD     PART OF FUND     UPON        COMPLEX* PAID
    AND POSITION                  FUNDS        EXPENSES    RETIREMENT     TO DIRECTORS
   --------------              ------------  ------------  ----------     -------------
Chesterfield H. Smith            $20,750         N/A          N/A            $20,750
Chairman of the Board
of Trustees

John G. Grimsley                 $26,000         N/A          N/A            $26,000
President and Trustee

Raynor E. Bowditch               $19,000         N/A          N/A            $19,000
Trustee

Mary Doyle                       $20,500         N/A          N/A            $20,500
Trustee

Albert D. Ernest**               $13,500         N/A          N/A            $13,500
Trustee

Harvey R. Holding***               N/A           N/A          N/A               N/A
Trustee

______________________________

*     The "Fund Complex" consists solely of Emerald Funds.

**    Mr. Ernest was appointed to the Board of Trustees on May 4, 1995.

***   Mr. Holding was elected to the Board of Trustees on May 29, 1996.


SHAREHOLDER AND TRUSTEE LIABILITY

            Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Emerald Funds' Agreement and Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of Emerald Funds for the acts or obligations of Emerald Funds, and that every note, bond, contract, order or other undertaking made by Emerald Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Agreement and Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Agreement and Declaration of Trust also provides that Emerald Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Emerald Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Emerald Funds itself would be unable to meet its obligations.


            The Agreement and Declaration of Trust further provides that all persons having any claim against the Trustees or Emerald Funds shall look solely to the trust property for payment; that no Trustee of Emerald Funds shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of Emerald Funds; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee. With the exception stated, the Agreement and Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a Trustee, and that the Trustees will indemnify representatives and employees of Emerald Funds to the same extent that Trustees are entitled to indemnification.


ADVISORY SERVICES

            Barnett Capital Advisors, Inc. (the "Adviser") assumed, as of June 29, 1996, the responsibilities of Barnett Banks Trust Company, N.A. ("BBTC") as investment adviser to each Fund. As of December 1, 1996, the Adviser assumed sole advisory responsibility for the Funds under a new agreement, and Rodney Square Management Corporation ("Rodney Square"), a wholly-owned subsidiary of Wilmington Trust Company , which served as the Funds' former sub-investment adviser, ceased to provide sub-investment advisory services to the Funds.


            In its Investment Advisory Agreement, the Adviser has agreed to provide the services described in the Prospectus and to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction costs, if any, purchased or sold for each Fund.


            For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, Emerald Funds has agreed to pay the Adviser fees, computed daily and paid monthly, at the annual rate of .10% of the average net assets of each Fund.
The fees payable to the Adviser are not subject to reduction as the value of each Fund's net assets increases. From time to time, however, the Adviser may waive fees or reimburse the Funds for expenses either voluntarily or as required by certain state securities laws. See "Management of Emerald Funds - Distribution and Administration Services" below for further information regarding the waiver of fees and reimbursement of expenses by the Adviser with respect to the Funds. For the fiscal years ended November 30, 1995, 1994 and 1993 Rodney
Square was entitled to receive sub-advisory fees from the Funds at the contractual annual rate of .15% of the average net assets of each Fund. During these three fiscal years Rodney Square received (net of waivers and reimbursements) sub-advisory fees totalling $212,078, $ 194,762 and $244,422, respectively, for the Treasury Trust Fund and $173,413, $162,403 and $166,258,
respectively, for the Prime Trust Fund. For the fiscal year ended November 30, 1995, Rodney Square reimbursed sub-advisory fees totalling $32,074 for the Prime Trust Fund and $32,055 for the Treasury Trust Fund. For the fiscal years ended November 30, 1994 and 1993 Rodney Square waived sub-advisory fees totalling $28,256 and $17,525 for the Treasury Trust Fund and $25,863 and $23,338 for the Prime Trust Fund.


            Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by Emerald Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

            The Glass-Steagall Act, among other things, prohibits banks from engaging to any extent in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the

Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

            The Adviser believes, with respect to its activities as required by the Investment Advisory Agreement and as contemplated by the Prospectus and this Statement of Additional Information, that, if the question were properly presented, a court should hold that the Adviser may perform such activities without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether banks may perform services comparable to those performed by the Adviser and that future changes in either federal or state statutes and regulations relating to the permissible activities of banks and trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent the
 Adviser from continuing to perform such services for the Funds.
If the Adviser were prohibited from continuing to perform advisory services for the Funds, it is expected that the Board of Trustees would recommend that the Funds enter into another agreement or would consider the possible termination of the Funds. Any new advisory agreement would be subject to shareholder approval.


            On the other hand, as described herein, Emerald Funds is currently distributed by Emerald Asset Management, Inc., and BISYS Fund Services Limited Partnership provides the Funds with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling or distributing shares of an investment company were relaxed, the Funds expect that the Adviser would consider the possibility of offering to perform some or all of the services now provided by BISYS Fund Services Limited Partnership and Emerald Asset Management, Inc. From time to time, legislation modifying such restrictions has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. The Funds therefore expect that if this or similar legislation were enacted, the Adviser's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform additional services now provided by BISYS Fund Services Limited Partnership and Emerald Asset Management, Inc. In this regard it may be noted that the Adviser has entered into an agreement whereunder the Adviser (or an affiliate) may acquire Emerald Asset Management, Inc. under specified conditions. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Adviser or such a non-bank affiliate might offer to provide services for consideration by the Board of Trustees.

DISTRIBUTION AND ADMINISTRATION SERVICES

            Emerald Funds has entered into a distribution agreement with Emerald Asset Management, Inc. (the "Distributor") under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Funds' shares) and of printing and distributing all sales literature. No compensation is payable by the Funds to the Distributor for its distribution services.

            BISYS Fund Services Limited Partnership (the
"Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as administrator to each Fund. In the administration agreement, the Administrator has agreed to provide administrative services as described in the Prospectus. The Administrator has also agreed to pay all expenses incurred by it in connection with its activities under its agreement except certain out-of-pocket expenses relating to its fund accounting responsibilities and as otherwise described in this Statement of Additional Information and the Prospectus.

            Emerald Funds has agreed to pay the Administrator fees for its services as Administrator, computed daily and paid monthly, at the effective annual rate of .0775% of the first $5 billion of the aggregate net assets of all portfolios of Emerald Funds, .07% of the next $2.5 billion, .065% of the next $2.5 billion and .05% of all assets exceeding $10 billion. In the event the aggregate average daily net assets for all Funds falls below $3 billion, the fee will be increased to .08% of the aggregate average daily net assets. From time to time, the Administrator may waive fees or reimburse the Fund for expenses, either voluntarily or as required by certain state securities laws.

            For the fiscal years ended November 30, 1995, 1994 and 1993, Concord Holding Corporation, Emerald Funds' prior administrator which was acquired by The BISYS Group, Inc. in 1995, received (net of waivers and reimbursements) administration fees totalling $212,078, $194,762 and $244,422, respectively, for the Treasury Trust Fund and $173,413, $162,403 and $166,258, respectively, for the Prime Trust Fund. For the fiscal year ended November 30, 1995, the prior administrator reimbursed administration fees totalling $32,074 for the Prime Trust Fund and $32,055 for the Treasury Trust Fund. For the fiscal years ended November 30, 1994 and 1993, the prior administrator waived administration fees totalling $28,256 and $17,525 respectively, for the Treasury Trust Fund and $25,863 and $23,338, respectively, for the Prime Trust Fund.

            In addition, if the total expenses borne by either Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, Emerald Funds may deduct from the payments to be made with respect to such Fund to the Adviser and the Administrator, respectively, or the Adviser and the Administrator will bear, a portion of the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. The
Adviser's obligation with respect to any Fund, however, is limited to the amount of its fees from such Fund. Such amounts, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional
Information, to the knowledge of Emerald Funds, there were no state expense limitations applicable to either Fund.

            The administration agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by Emerald Funds in connection with the performance of the administration agreement, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.

CUSTODIAN AND TRANSFER AGENT

            Emerald Funds has appointed The Bank of New York, 90 Washington Street, New York, New York 10286 as custodian for the Funds. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 provides transfer agency and dividend disbursing services for the Funds.

OPERATING EXPENSES

            Operating expenses borne by the Funds include taxes; interest; fees and expenses of Trustees and officers who are not also officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, the Administrator or any of their affiliates; Securities and Exchange Commission fees; state securities registration and qualification fees; advisory fees; administration fees; charges of the custodian and of the transfer and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay any brokerage fees, commissions and other transaction charges (if any) incurred in connection with the purchase and sale of its portfolio securities.


                        INDEPENDENT ACCOUNTANTS/EXPERTS


            Price Waterhouse LLP, independent accountants, 1177 Avenue of the Americas, New York, New York 10036, serve as independent accountants for Emerald Funds. The financial statements dated November 30, 1995 which are incorporated by reference into this Statement of Additional Information have been included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in auditing and accounting.


                                    COUNSEL


            Drinker Biddle & Reath, Philadelphia National Bank
Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to Emerald Funds and will pass upon the legality of the shares offered by the Prospectus.


                        ADDITIONAL INFORMATION ON YIELD


            The "yields" and "effective yields" of each Fund are calculated according to formulas prescribed by the Securities and Exchange Commission. The standardized seven-day yield for each Fund is computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for each Fund is computed by compounding a particular Fund's unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The fees which may be imposed by banks or other financial intermediaries on their customers for cash management services are not reflected in Emerald Funds' calculations of yields for the Funds.

            The current yield for each of the Funds may be obtained by calling the Distributor at 800-637-3759. For the seven-day period ending May 31, 1996, the annualized yields (after fee waivers) of the Treasury Trust Fund and Prime Trust Fund were
4.92% and 5.06%, respectively, and the effective yields (after fee waivers) of such Funds were 5.05% and 4.92%, respectively.

            From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

            In addition, in such communications, the Adviser may offer opinions on current economic conditions.


                                 MISCELLANEOUS

            As used in this Statement of Additional Information and in the Prospectuses a "majority of the outstanding shares" of a Fund means the lesser of (1) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund.

            As of September ___, 1996, the Adviser and its affiliated banks owned of record substantially all of the outstanding shares of the Treasury Trust Fund and Prime Trust Fund on behalf of their customer accounts. The Adviser and such affiliated banks were also the beneficial owners of the following percentages of shares that were also the beneficial owners of the following percentages of shares that were outstanding on such date because the Adviser possessed voting or investment discretion with respect to such shares: Treasury Trust Fund - Institutional Shares (100%), Prime Trust Fund - Institutional

Shares (100%), Treasury Fund - Institutional Shares (91.07%), Treasury Fund - Service Shares (86.35%), Prime Fund - Institutional Shares (53.06%), Prime Fund - Service Shares (99.74%), Tax-Exempt Fund - Institutional Shares (100.00%), Tax-Exempt Fund - Service Shares (18.25%), Equity Fund -Institutional Shares (99.55%), Equity Value Fund - Institutional Shares (100%); Small Capitalization Fund - Institutional Fund (99.67%), Balanced Fund - Institutional Shares (99.51%), U.S. Government Securities Fund - Institutional Shares (98.38%), Managed Bond Fund - Institutional Shares (99.27%), International Equity Fund - Institutional Shares (100%); Short-Term Fixed Income Fund - Institutional Shares (100%); and Florida Tax-Exempt Fund - Institutional Shares (95.16%).

            As of September ___, 1996, the name, address and percentage of the outstanding shares held by other investors who may have owned of record or beneficially 5% or more of the outstanding shares of a particular class of a Fund of the Trust were as follows:

                                                                           Percentage
Name of             Class of                                                   of
Fund                Shares          Name and Address                        Ownership
-------             --------        ----------------                        ----------
Equity Fund         Retail          National Financial Services             56.16%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers
                                    P.O. Box 3908
                                    Church Street Station
                                    New York, NY  10008

                                    University of West Florida              6.33%
                                    Foundation
                                    11000 University Parkway
                                    Pensacola, FL  32514-5750

Equity Value Fund   Retail          Emerald Asset Management, Inc.          100.00%
                                    3435 Stelzer Road
                                    Columbus, OH  43219

International       Retail          Emerald Asset Management, Inc.          100.00%
Equity Fund                         3435 Stelzer Road
                                    Columbus, OH  43219

Small               Retail          National Financial Services             5.08%
Capitalization                      Corporation for the Exclusive
Fund                                Benefit of Our Customers and
                                    John T.R. Hayt, John T.R. Hayt
                                    Living Trust,
                                    1169 Queens Harbor Blvd.
                                    Jacksonville, FL  32225

                                                                            Percentage
Name of             Class of                                                    of
Fund                Shares          Name and Address                        Ownership
-------             --------        ----------------                        ----------
Short-Term Fixed    Retail          National Financial Services             9.11%
Income Fund                         Corporation for the Exclusive
                                    Benefit of Our Customers/FBO
                                    John W. Selby
                                    2888 La Concha Dr.
                                    Clearwater, FL  34622

                                    National Financial Services             6.70%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers/
                                    Manley Holdings Ltd.
                                    Ville St. Laurent H4N 1X7
                                    PQ Canada

                                    National Financial Services             13.36%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers/FBO
                                    George A. Zellner
                                    530 Park St.
                                    Jacksonville, FL  32204

U.S. Government     Retail          Barnett Bank & Trust Company            11.74%
Securities Fund                     N.A.
                                    Customer Capital Network
                                    Services
                                    P.O. Box 40200
                                    Jacksonville, FL  32203-0200

                                    National Financial Services             53.40%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers
                                    P.O. Box 3908
                                    Church Street Station
                                    New York, NY  10008

                                                                            Percentage
Name of             Class of                                                    of
Fund                Shares          Name and Address                        Ownership
-------             --------        ----------------                        ----------
Prime Fund          Retail          National Financial Services             99.42%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers
                                    P.O. Box 3908
                                    Church Street Station
                                    New York, NY  10008

Tax-Exempt Fund     Retail          National Financial Services             99.31%
                                    Corporation for the Exclusive
                                    Benefit of Our Customers
                                    P.O. Box 3908
                                    Church Street Station
                                    New York, NY  10008

Treasury Fund       Institutional   Wilmington Trust Company                8.86%
                                    Attn:  Margaret Wilhelm
                                    Mutual Funds
                                    1100 N. Market St.
                                    Wilmington, DE  19890

Treasury Fund       Service         Hare & Co.                              13.64%
                                    Attn:  Frank Nataro
                                    Attn:  STIF/Master Note
                                    One Wall Street, 5th Floor
                                    New York, NY  10286

Prime Fund          Institutional   Wilmington Trust Company                46.94%
                                    Attn:  Margaret Wilhelm
                                    Mutual Funds
                                    1100 N. Market St.
                                    Wilmington, DE  19890

Tax-Exempt Fund     Service         Hare & Co.                              77.39%
                                    Attn:  Frank Nataro
                                    Attn:  STIF/Master Note
                                    One Wall Street, 5th Floor
                                    New York, NY  10286

            The Prospectus and this Additional Statement do not contain all the information included in the Registration

Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

            Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

            The audited financial statements and related report of Price Waterhouse LLP, independent auditors, contained in the Funds' annual report to shareholders for the fiscal year ended November 30, 1995 (the "Annual Report") and the unaudited financial statements contained in the Funds' semi-annual report to shareholders for the period ended May 31, 1996 (the "Semi-Annual Report") are hereby incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference. Copies of the Annual Report and Semi-Annual Report may be obtained by writing to BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 800-637-3759.

                                  APPENDIX A


COMMERCIAL PAPER RATINGS

            A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

            "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

            "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

            "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

            "B" - Issue has only a speculative capacity for timely payment.

            "C" - Issue has a doubtful capacity for payment.

            "D" - Issue is in payment default.


            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

            "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

            "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" - Issuer does not fall within any of the Prime rating categories.


            The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

            "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

            "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

            "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

            "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound.
Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

            "Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

            "Duff 4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

            "Duff 5" - Issuer has failed to meet scheduled principal and/or interest payments.

            Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

            "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

            "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

            "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

            "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

            "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

            "D" - Securities are in actual or imminent payment default.

            Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


            Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

            "TBW-1" - This designation represents Thomson
BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

            "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

            "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

            "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


            IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

            "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

            "A2" - Obligations are supported by a good capacity for timely repayment.

            "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

            "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

            "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

            The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

            "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

            "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

            "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

            "CC" - Debt is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

            "C" - Debt is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            "CI" - This rating is reserved for income bonds on which no interest is being paid.

            "D" - Debt is in payment default and is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            PLUS (+) OR MINUS (-) - The ratings from "AA" through
"CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

            Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

            Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.


            The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

            "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

            "AA" - Debt is considered of high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

            "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

            "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

            "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

            To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


            The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

            "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

            "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

            "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

            "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -
Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

            To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


            IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

            "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

            "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

            "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

            "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

            "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

            IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


            Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

            "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

            "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

            "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

            "D" - This designation indicates that the long-term debt is in default.

            PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

            A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:

            "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

            "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


            Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk.
The following summarizes the ratings by Moody's Investors
Service, Inc. for short-term notes:

            "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

            "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

            "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

            D&P uses the ratings described under Corporate and Municipal Long-Term Debt Ratings for tax-exempt notes and other short-term obligations.

            Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                       PART C.  OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a)  Financial Statements:

                        Included in the Prospectuses or Incorporated by Reference into the Statements of Additional Information:

                   (1)  Unaudited Financial Statements:

                        Financial Highlights for the period ended
                        May 31, 1996 - Treasury Trust Fund and Prime
                        Trust Fund.


                        Statements of Assets and Liabilities for the period ended May 31, 1996 - Treasury Trust Fund and Prime Trust Fund.


                        Portfolios of Investments - May 31, 1996 -
                        Treasury Trust Fund and Prime Trust Fund.


                        Statements of Operations for the period ended May 31, 1996 - Treasury Trust Fund and Prime Trust Fund.


                        Statements of Changes in Net Assets for the period ended May 31, 1996 - Treasury Trust Fund and Prime Trust Fund.


                        Notes to Financial Statements - May 31, 1996
                        - Treasury Trust Fund and Prime Trust Fund.


                   (2)  Audited Financial Statements:  Financial
                        Highlights for the fiscal year ended
                        November 30, 1995 - Treasury Trust Fund and
                        Prime Trust Fund.


                        Statements of Assets and Liabilities -
                        November 30, 1995 - Treasury Trust Fund and
                        Prime Trust Fund.


                        Portfolios of Investments - November 30, 1995
                        - Treasury Trust Fund and Prime Trust Fund.


                        Statements of Operations for the fiscal year ended November 30, 1995 - Treasury Trust Fund and Prime Trust Fund.


                        Statements of Changes in Net Assets for the fiscal year ended November 30, 1995 -Treasury Trust Fund and Prime Trust Fund.

                        Notes to Financial Statements - November 30,
                        1995 - Treasury  Trust Fund and Prime Trust
                        Fund.


                        Reports of Independent Accountants -
                        January 24, 1996 - Treasury Trust Fund and
                        Prime Trust Fund.

                   (3)  All required financial statements are
                        included in Parts A and B hereof, or
                        incorporated by reference.  All other
                        financial statements and schedules are
                        inapplicable.


              (b)  Exhibits:

                   (1) Agreement and Declaration of Trust of the Registrant dated March 15, 1988 is incorporated by reference to Exhibit (1) to Registrant's Registration Statement on Form N-1A, filed on March 21, 1988.

                   (2)  (a)  Registrant's Code of Regulations is
                             incorporated by reference to Exhibit (2) to Registrant's Registration Statement on Form N-1A, filed on March 21, 1988.

                        (b)  Amendment No. 1 to Registrant's Code of
                             Regulations is incorporated by reference to Exhibit (2) (b) to Registrant's Post-Effective Amendment No. 1 to
                             Registration Statement on Form N-1A,
                             filed on June 7, 1989.

                        (c)  Amendment No. 2 to Registrant's Code of
                             Regulations.

                   (3)  None.

                   (4)  (a)  Form of Generic Share Certificate for
                             all portfolios of Emerald Funds is
                             incorporated by reference to Exhibit (4)
                             (a) to Registrant's Post-Effective
                             Amendment No. 13 to Registration
                             Statement on Form N-1A, filed on
                             September 16, 1994.

                   (5)  (a)  Investment Advisory Agreement between
                             Registrant and Barnett Banks Trust
                             Company, N.A. (Treasury Trust Fund and
                             Prime Trust Fund) is incorporated by
                             reference to Exhibit (5) (a) to
                             Registrant's Post-Effective Amendment
                             No. 1 to Registration Statement on Form
                             N-1A, filed on June 7, 1989.

                        (b)  Investment Advisory Agreement between
                             Registrant and Barnett Banks Trust
                             Company, N.A. (Tax-Exempt Trust Fund) is incorporated by reference to Exhibit (5)
                             (b) to Registrant's Post-Effective
                             Amendment No. 1 to Registration
                             Statement on Form N-1A, filed on June 7,
                             1989.

                        (c)  Investment Advisory Agreement between
                             Registrant and Barnett Banks Trust
                             Company, N.A. (Treasury Fund and Prime
                             Fund) is incorporated by reference to
                             Exhibit (5) (e) to Registrant's Post-
                             Effective Amendment No. 1 to
                             Registration Statement on Form N-1A,
                             filed on June 7, 1989.

                        (d)  Investment Advisory Agreement between
                             Registrant and Barnett Banks Trust
                             Company, N.A. (Equity Fund, Equity
                             Income Fund, Short-Term Fixed Income
                             Fund, U.S. Government Securities Fund,
                             Florida Tax-Exempt Fund, Tax-Exempt
                             Target Fund (Maturity 1995), Tax-Exempt
                             Target Fund (Maturity 2000), and Tax-
                             Exempt Target Fund (Maturity 2005)) is
                             incorporated by reference to Exhibit (5)
                             (h) to Registrant's Post-Effective
                             Amendment No. 5 to Registration
                             Statement on form N-1A, filed on
                             December 20, 1991.

                        (e)  Amended Investment Advisory Agreement
                             between Registrant and Barnett Banks
                             Trust Company, N.A. (Tax-Exempt Fund) is incorporated by reference to Exhibit (5)
                             (f) to Registrant's Post-Effective
                             Amendment No. 7 to Registration
                             Statement on Form N-1A, filed on January
                             29, 1993.

                        (f)  Sub-Investment Advisory Agreement
                             between Barnett Banks Trust Company,
                             N.A. and Rodney Square Management
                             Corporation (Treasury Trust Fund and
                             Prime Trust Fund) is incorporated by
                             reference to Exhibit (5) (g) to
                             Registrant's Post-Effective Amendment
                             No. 7 to Registration Statement on Form
                             N-1A, filed on January 29, 1993.

                        (g)  Sub-Investment Advisory Agreement
                             between Barnett Banks Trust Company,
                             N.A. and Rodney Square Management
                             Corporation (Tax-Exempt Fund) is
                             incorporated by reference to Exhibit (5)
                             (h) to Registrant's Post-Effective
                             Amendment No. 7 to Registration
                             Statement on Form N-1A, filed on January
                             29, 1993.

                        (h)  Sub-Investment Advisory Agreement
                             between Barnett Capital Advisors, Inc.
                             and Brandes Investment Partners, L.P.
                             (International Equity Fund) is
                             incorporated herein by reference to
                             Exhibit (5)(h) to Registrant's Post-
                             Effective Amendment No. 19 to
                             Registration Statement on Form N-1A,
                             filed on August 26, 1996.

                        (i)  Amendment No. 1 to Investment Advisory
                             Agreement between Registrant and Barnett
                             Banks Trust Company, N.A. dated January
                             4, 1994 is incorporated by reference to
                             Exhibit (5) (i) to Registrant's Post-
                             Effective Amendment No. 10 to
                             Registration Statement on Form N-1A
                             filed on January 28, 1994.

                        (j)  Revised Amendment No. 2 to Investment
                             Advisory Agreement between Registrant
                             and Barnett Capital Advisors, Inc. is
                             incorporated herein by reference to
                             Exhibit (5)(j) to Registrant's Post-
                             Effective Amendment No. 19 to
                             Registration Statement on Form N-1A,
                             filed on August 26, 1996.


                        (k)  Amendment No. 3 to Investment Advisory
                             Agreement between Registrant and Barnett
                             Capital Advisors, Inc.

                   (6)  (a)  Distribution Agreement between
                             Registrant and Emerald Asset Management,
                             Inc. dated as of January 4, 1994 is
                             incorporated by reference to Exhibit (6)
                             (b) to Registrant's Post-Effective

                             Amendment No. 10 to Registration
                             Statement on Form N-1A filed on
                             January 28, 1994.

                        (b)  Amendment No. 1 to Distribution
                             Agreement between Registrant and Emerald
                             Asset Management, Inc. is incorporated
                             by reference to Exhibit (6) (b) to
                             Registrant's Post Effective Amendment
                             No. 17 to Registration Statement on
                             Form N-1A, filed on February 1, 1996.

                   (7)       None.

                   (8)  (a)  Custody Agreement between Registrant and
                             The Bank of New York is incorporated by
                             reference to Exhibit (8) (a) to
                             Registrant's Post-Effective Amendment
                             No. 1 to Registration Statement on
                             Form N-1A, filed on June 7, 1989.

                        (b)  Amendment to Custody Agreement with
                             respect to the addition of global
                             custody with respect to the
                             International Equity Fund is
                             incorporated herein by reference to
                             Exhibit (8)(b) to Registrant's Post-
                             Effective Amendment No. 19 to
                             Registration Statement on Form N-1A,
                             filed on August 26, 1996.

                   (9)  (a)  Administration Agreement between
                             Registrant and BISYS Fund Services
                             Limited Partnership is incorporated by
                             reference to Exhibit (9)(a) to
                             Registrant's Post-Effective Amendment
                             No. 18 to Registration Statement on
                             Form N-1A filed on June 28, 1996.

                        (b) Shareholder Processing and Services Plan and Form of Servicing Agreement for Emerald Service Shares is incorporated by reference to Exhibit (9)(a) to Registrant's Post-Effective Amendment
                             No. 17 to Registration Statement on
                             Form N-1A filed on February 1, 1996.

                        (c)  Shareholder Processing Plan and Form of
                             Servicing Agreement for Retail Shares is incorporated by reference to Exhibit (9)
                             (p) to Registrant's Post-Effective
                             Amendment No. 17 to Registration

                             Statement on Form N-1A filed on
                             February 1, 1996.

                        (d)  Transfer Agency Agreement between
                             Registrant and BISYS Fund Services, Inc.
                             is incorporated by reference to Exhibit (9)(d) to Registrant's Post-Effective
                             Amendment No. 18 to Registration
                             Statement on Form N-1A filed on June 28,
                             1996.

                        (e)  Cash Management and Related Services
                             Agreement between Registrant and The
                             Bank of New York dated as of January 3,
                             1994 is incorporated by reference to
                             Exhibit (9)(q) to Registrant's Post-
                             Effective Amendment No. 10 to
                             Registration Statement on Form N-1A
                             filed on January 28, 1994.

                        (f) Amendment to Cash Management and Related Services Agreement between Registrant and the Bank of New York dated as of May 20, 1996 is incorporated by reference to Exhibit (9)(f) to Registrant's Post-Effective Amendment
                             No. 18 to Registration Statement on
                             Form N-1A filed on June 28, 1996.

                        (g)  Fund Accounting Agreement between BISYS
                             Fund Services Limited Partnership and
                             BISYS Fund Services, Inc is incorporated by reference to Exhibit (9)(g) to Registrant's Post-Effective Amendment
                             No. 18 to Registration Statement on
                             Form N-1A filed on June 28, 1996.

                  (10)  (a)(1)  Opinion and consent of counsel that
                             shares are validly issued, fully paid
                             and non-assessable.

                  (11)  (a)  Consent of Price Waterhouse LLP.

                        (b)  Consent of Drinker Biddle & Reath.

                  (12) Emerald Fund, Annual and Semi-Annual Reports to Shareholders with respect to the Prime Trust and Treasurey Trust Funds (File No. 811 - 5515, for the fiscal year ended November 30, 1995 and the six-month period ended May 31, 1995 as filed with the Commission on January 29, 1996 and August 9, 1996, respectively, are incorporated herein by reference.

                  (13)  Purchase Agreement between Registrant and
                        Hambrecht & Quist Group, Inc. is incorporated

-----------------------------
(1) Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                        by reference to Exhibit (13) to Registrant's
                        Post-Effective Amendment No. 1 to
                        Registration Statement on Form N-1A, filed on June 7, 1989.

                  (14) Individual Retirement Account Custodial Agreement and accompanying Disclosure Statement is incorporated by reference to Exhibit (14) to Registrant's Post-Effective Amendment No. 4 to Registration Statement on Form N-1A, filed on January 31, 1991.

                  (15)  (a)  Form of Broker-Dealer Agreement between
                             Emerald Asset Management, Inc. and
                             financial intermediaries (Equity Fund,
                             Equity Income Fund, Short-Term Fixed
                             Income Fund, U.S. Government Securities
                             Fund, Florida Tax-Exempt Fund, Tax-
                             Exempt Target Fund (Maturity: 1995),
                             Tax-Exempt Target Fund (Maturity: 2000)
                             and Tax-Exempt Target Fund (Maturity:
                             2005)) is incorporated by reference to
                             Exhibit (15) (c) to Registrant's Post-
                             Effective Amendment No. 4 to
                             Registration Statement on Form N-1A,
                             filed on January 31, 1991.

                        (b)  Combined Amended and Restated
                             Distribution and Service Plan with
                             Related Agreement for Retail Shares (All
                             Funds) is incorporated by reference to
                             Exhibit (15)(e) to Registrant's Post-
                             Effective Amendment No. 17 to
                             Registration Statement on Form N-1A
                             filed on February 1, 1996.

                  (16)  (a)  Schedule for Computation of Performance
                             Quotations - Treasury Trust Fund is
                             incorporated by reference to Exhibit (16)(a) to Registrant's Post-Effective
                             Amendment No. 6 to Registration
                             Statement on Form N-1A, filed on
                             January 31, 1992.

                        (b)  Schedule for Computation of Performance
                             Quotations - Prime Trust Fund is
                             incorporated by reference to Exhibit (16)(b) to Registrant's Post-Effective
                             Amendment No. 6 to Registration
                             Statement on Form N-1A, filed
                             January 31, 1992.

                        (c)  Schedule for Computation of Performance
                             Quotations - Emerald Shares of the
                             Treasury Fund, Prime Fund and Tax-Exempt
                             Fund is incorporated by reference to
                             Exhibit (16) (c) is Registrant's Post-
                             Effective Amendment No. 6 to
                             Registration Statement on Form N-1A,
                             filed January 31, 1992.

                        (d)  Schedule for Computation of Performance
                             Quotations - Emerald Service Shares of
                             the Treasury Fund, Prime Fund and Tax-
                             Exempt Fund is incorporated by reference to Exhibit (16) (d) to Registrant's Post-Effective Amendment No. 6 to Registration Statement on Form N-1A, filed January 31, 1992.

                        (e)  Schedule for Computation of Performance
                             Quotations - Investor Shares of the
                             Treasury Fund, Prime Fund and Tax-Exempt
                             Fund is incorporated by reference to
                             Exhibit (16) (e) to Registrant's Post-
                             Effective Amendment No. 6 to
                             Registration Statement on Form N-1A,
                             filed January 31, 1992.

                        (f)  Schedule for Computation of Performance
                             Quotations - Equity Fund is incorporated by reference to Exhibit (16) (f) to Registrant's Post-Effective Amendment
                             No. 6 to Registration Statement on
                             Form N-1A, filed on January 31, 1992.

                        (g)  Schedule for Computation of Performance
                             Quotation - U.S. Government Securities
                             Fund is incorporated by reference to
                             Exhibit (16) (g) to Registrant's Post-
                             Effective Amendment No. 6 to
                             Registration Statement on Form N-1A,
                             filed on January 31, 1992.

                        (h)  Schedule for Computation of Performance
                             Quotations - Florida Tax-Exempt Fund is
                             incorporated by reference to Exhibit (16)(h) to Registrant's Post-Effective
                             Amendment No. 6 to Registration State-
                             ment on Form N-1A, filed on January 31,
                             1992.

                        (i)  Schedule for Computation of Performance
                             Quotations - Small Capitalization Fund
                             is incorporated by reference to Exhibit
                             (16) (i) to Registrant's Post-Effective
                             Amendment No. 13 to Registration
                             Statement on Form N-1A, filed on
                             September 16, 1994.

                        (j) Schedules for Computation of Performance Quotations - Balanced Fund is incorporated by reference to Exhibit
                             (16) (j) to Registrant's Post-Effective
                             Amendment No. 13 to Registration
                             Statement on Form N-1A, filed on
                             September 16, 1994.

                        (k) Schedules for Computation of Performance Quotations - Short-Term Fixed Income Fund is incorporated by reference to Exhibit (16) (k) to Registrant's Post-Effective Amendment No. 13 to
                             Registration Statement on Form N-1A,
                             filed on September 16, 1994.

                        (l) Schedules for Computation of Performance Quotations - Managed Bond Fund is incorporated by reference to Exhibit
                             (16) (l) to Registrant's Post-Effective
                             Amendment No. 13 to Registration
                             Statement on Form N-1A filed on
                             September 16, 1994.

                        (m) Schedules for Computation of Performance Quotations - Equity Value Fund is incorporated by reference to Exhibit
                             (16)(m) to Registrant's Post-Effective
                             Amendment No. 18 to Registration
                             Statement on Form N-1A filed on June 28,
                             1996.

                        (n) Schedules for Computation of Performance Quotations - International Equity Fund is incorporated by reference to Exhibit
                             (16)(n) to Registrant's Post-Effective
                             Amendment No. 18 to Registration
                             Statement on Form N-1A filed on June 28,
                             1996.

                  (18)  (a)  Revised Plan pursuant to Rule 18f-3 for
                             operation of a Multi-Class System is
                             incorporated by reference to Exhibit
                             (18)(a) to Registrant's Post-Effective
                             Amendment No. 18 to Registration

                             Statement on Form N-1A filed on June 28,
                             1996.

                  (27)       Financial Data Schedules.


Item 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
              REGISTRANT

              Inapplicable.


Item 26.      NUMBER OF HOLDERS OF SECURITIES

              As of  September 1, 1996:

         TITLE OF CLASS OF HOLDERS          NUMBER OF RECORD HOLDERS

              Class A-1 Shares                         1

              Class B-1 Shares                         1

              Class C-1 Shares                         0

              Class D-1 Shares                         2

              Class D-2 Shares                         5

              Class D-3 Shares                         8

              Class E-1 Shares                         5

              Class E-2 Shares                         6

              Class E-3 Shares                       413

              Class F-1 Shares                         2

              Class F-2 Shares                         4

              Class F-3 Shares                        15

              Class G-1 Shares                      1310

              Class G-3 Shares                       656

              Class H-1 Shares                       693

              Class H-3 Shares                       320

              Class I-1 Shares                       975

         TITLE OF CLASS OF HOLDERS          NUMBER OF RECORD HOLDERS

              Class I-3 Shares                       334

              Class J-1 Shares                      1133

              Class J-3 Shares                       754

              Class K-1 Shares                        66

              Class K-3 Shares                       397

              Class L-1 Shares                       105

              Class L-3 Shares                       325

              Class M-1 Shares                       436

              Class M-3 Shares                       125

              Class N-1 Shares                         2

              Class N-3 Shares                        19

              Class O-1 Shares                         1

              Class O-3 Shares                         6


Item 27.  INDEMNIFICATION

              Indemnification of Registrant's principal underwriter against certain losses is provided for in Section V.3. of the Distribution Agreement incorporated herein by reference as Exhibit (6) (a) . Indemnification of Registrant's Custodian is provided for in Article XV, Section 15, of the Custody Agreement incorporated herein by reference as Exhibit (8) (a). Indemnification of Registrant's Transfer Agent and Dividend Disbursing Agent is provided for in Section 9 of the Transfer Agency Agreement incorporated herein by reference as Exhibit
(9)(d). Indemnification of Registrant's Cash Management Service Provider is provided for in Article 4 VI, Section 3, of the Cash Management and Related Services Agreement incorporated by reference as Exhibit (9)(e). Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit
(1), provides as follows:

              9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
         Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

              The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.2.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

              Section 9.6 of the Registrant's Agreement and
Declaration of Trust, incorporated herein by reference as Exhibit
(1), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

              9.6 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              (a) Barnett Capital Advisors, Inc., a Florida corporation with principal offices in Jacksonville, Florida, offers investment advisory services in the states of Florida and Georgia. Barnett Capital Advisors, Inc. is a wholly-owned subsidiary of Barnett Bank, N.A. which, in turn, is a wholly-owned subsidiary of Barnett Banks, Inc., a registered bank holding company.

              To Registrant's knowledge, none of the directors or senior executive officers of Barnett Capital Advisors, Inc., except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Barnett Capital Advisors, Inc., also hold various positions with, and engage in business for, affiliates of Barnett Capital Advisors, Inc. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Barnett Capital Advisors, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

                                         Position with
                                         Barnett
                                         Capital                                                  Type of
Name                                     Advisors, Inc.  Other Business Connections               Business
----                                     --------------  --------------------------               --------
Donna L. Terry                           Chairman        The Boston Company Advisors, Inc.,       Investment
                                                         Boston MA; The Boston Company Asset      Advisor
                                                         Management, Inc., Boston MA

Richard H. Jones                         Director        Chief Asset Management Executive,        Trust
                                                         Barnett Banks, Inc., Jacksonville, FL

                                                         Fleet Financial Group, Providence, RI    Financial
                                                                                                  Services

Rebecca S. Allen                         Director        Chief Executive Officer of Private       Trust Company
                                                         Client Services, Barnett Banks, Inc.,
                                                         Jacksonville, FL

                                                         Barnett Bank of Southwest Florida,       Bank
                                                         Sarasota, FL

Richard A. Anderson                      Director        Regional Banking Executive, North        Banking
                                                         Region of Barnett Banks, Inc.,
                                                         Jacksonville, FL

                                                         Barnett Bank of Broward,                 Banking
                                                         Ft. Lauderdale, FL

James S. Loskill                         Director        President and Chief Executive Officer    Bank
                                                         of Barnett Bank N.A., Naples, FL

Robert K. Mackenzie                      Director        President and Chief Executive Officer,   Financial
                                                         Barnett Securities, Inc.,                Services
                                                         Jacksonville, FL

                                                         Fidelity Investments, New York, NY;      Financial
                                                         Chicago, IL; Boston, MA                  Services

Robert L. Nellson                        Director        Executive Director of Deposits and       Bank Holding
                                                         Insurance, Barnett Banks, Inc.,          Company
                                                         Jacksonville, FL

                                                         The New England Boston, MA               Mutual
                                                                                                  Insurance
                                                                                                  Company

                                                         Fleet Financial Group, Providence, RI    Bank Holding
                                                                                                  Company

            (b) Rodney Square Management Corporation is a Delaware corporation organized in 1981 to provide management services to mutual funds and others, and has been advising mutual funds since
1985.

            To the knowledge of Registrant, none of the directors or officers of Rodney Square Management Corporation, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Rodney Square Management Corporation also hold various positions with, and engage in business for, Wilmington Trust Company, or other subsidiaries of Wilmington Trust Company. Set forth below are the names and principal businesses of the directors and officers of Rodney Square Management Corporation including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

                       Position with
                       Rodney Square               Other
                       Management                  Business                 Type of
Name                   Corporation                 Connections              Business
----                   -------------               -----------              --------
Leah M. Anderson        Accounting                  N/A                      N/A
                        Officer

Rebecca J. Booz         Accounting Officer          N/A                      N/A

Cornelius G. Curran     Vice President              Vice President,          Mutual
                        since October, 1993         Fund Plan Ser-           Fund/
                                                    vices, Inc., from        Services
                                                    July 1991 through
                                                    October 1993

Scott W. Edmonds        Senior Investment Officer,  N/A                      N/A
                        since September, 1993

Joseph M. Fahey, Jr.    Vice President,             N/A                      N/A
                        Secretary & Director
                        from 1992; Assistant
                        Vice President & Director
                        from 1988 to 1992

Molly Graham            Senior Fund Administration  Legal Assistant,         Law Firm
                        Officer, since January      Clark, Ladner,
                        1995; Mutual Fund           Fortenbaugh &
                        Administrator,              Young, from 1991
                        since December, 1994        to December, 1993.

Robert C. Hancock       Vice President &            N/A                      N/A
                        Treasurer

John J. Kelley          Vice President, since       N/A                      N/A
                        February, 1995;
                        Assistant Vice President
                        from 1989 to 1995

                       Position with
                       Rodney Square               Other
                       Management                  Business                 Type of
Name                   Corporation                 Connections              Business
----                   -------------               -----------              --------
Martin L. Klopping      President &                 Director of Rodney       broker/
                        Director                    Square Distributors      dealer
                                                    Inc., Rodney Square
                                                    North, 1100 N. Market
                                                    Street, Wilmington, DE
                                                    19890, wholly owned sub-
                                                    sidiary of Wilmington
                                                    Trust Company and the
                                                    distributor of each of
                                                    the Rodney Square Family
                                                    of mutual funds, since
                                                    1993.

Diane D. Marky          Senior Funds Adminis-       N/A                      N/A
                        tration Officer

Robert J. Christian     Director                    Senior Vice President,   Banking
                                                    Wilmington Trust
                                                    Company, Rodney Square
                                                    North, 1100 N. Market
                                                    Street, Wilmington,
                                                    DE 19890; the sole
                                                    parent of RSMC.

                                                    Director of Rodney       broker/
                                                    Square Distributors,     dealer
                                                    Inc.

Carl M. Rizzo           Vice President, since       N/A                      N/A
                        July, 1996

Jody I. Thomas          Senior Transfer             N/A                      N/A
                        Officer, since
                        January, 1995


Wayne D. Weaver*        Vice President, since       N/A                      N/A
                        February, 1995
                        Assistant
                        Vice President,
                        since August,
                        1992

M. Martine Slicer       Accounting Officer,         N/A                      N/A
                        since November, 1995

Richard Arthur Morgan   Vice President, since       Asst. Vice Pres.         Mutual
                        November, 1995              PFPC Inc. June, 1984     Fund
                                                    to November, 1995        Services

Lynette Lucille Becker  Operations Officer          N/A                      N/A

Jo Michelle Robinson    Operations Officer          N/A                      N/A

                       Position with
                       Rodney Square               Other
                       Management                  Business                 Type of
Name                   Corporation                 Connections              Business
----                   -------------               -----------              --------
Louis Craig Schwartz    Senior Fund Adminis-        Associate                Law Firm
                        tration Officer since       Mason, Briody,
                        November, 1995              Gallagher & Taylor
                                                    August, 1993 to
                                                    February, 1995

Connie L. Meyers        Regulatory Compliance       N/A                      N/A
                        Officer

James John Palermo      Investment Officer          N/A                      N/A

David A. Fischer        Accounting Officer          Fund Accountant          Mutual
                                                    PFPC Inc.                Fund
                                                    November, 1991 to        Services
                                                    December, 1993

Jeffrey A. Wirosloff    Operations Officer          Transfer Agent           Mutual
                                                    Supervisor               Fund
                                                    PFPC Inc.                Services
                                                    September, 1992 to
                                                    September, 1994


___________________________

* Except as noted in the table, all Rodney Square Management Corporation Officers and Directors have been employed solely by Wilmington Trust Company or an affiliate thereof for the past two years.

            (c) Brandes Investment Partners, L.P. is a California Limited Partnership with principal offices in San Diego, California.

                  The list generated by this Item 28 of officers and directors of Brandes, together with information as to any business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated herein by reference to Schedule A and D of Form ADV filed by Brandes pursuant to the Advisers Act (SEC
File No. 801-24896).

Item 29.  PRINCIPAL UNDERWRITER

            (a)   None.

            (b) To the best of Registrant's knowledge, the directors and executive officers of Emerald Asset Management, Inc., distributor for Registrant, are as follows:

Name and                  Positions and
Principal                 Offices with                 Positions and
Business                  Emerald Asset                Offices with
Address                   Management, Inc.             Registrant
--------                  ----------------             -------------
Lynn J. Mangum            Chairman                     None
3435 Stelzer Road
Columbus, OH 43219-3035


Robert J. McMullan        Executive Vice President     None
3435 Stelzer Road
Columbus, OH 43219-3035

Sean Kelly                First Vice President         None
3435 Stelzer Road
Columbus, OH 43219-3035

William Blundin           Vice President               None
3435 Stelzer Road
Columbus, OH 43219-3035

Dennis Sheehan            Vice President               None
3435 Stelzer Road
Columbus, OH 43219-3035

Catherine T. Dwyer        Vice President/Secretary     None
3435 Stelzer Road
Columbus, OH 43219-3035

Michael Burns             Vice President/Compliance    None
3435 Stelzer Road
Columbus, OH 43219-3035

Annamaria Porcaro         Assistant Secretary          None
3435 Stelzer Road
Columbus, OH 43219-3035

Robert Tuch               Assistant Secretary           Assistant Secretary
3435 Stelzer Road
Columbus, OH 43219-3035

Stephen G. Mintos         Executive Vice President     None
3435 Stelzer Road         COO
Columbus, OH 43219-3035

George Martinez           Senior Vice President         Assistant Secretary
3435 Stelzer Road
Columbus, OH 43219-3035

Dale Smith                Vice President/CFO           None
3435 Stelzer Road
Columbus, OH 43219-3035

Chris Davis               Regional Vice President      None
3435 Stelzer Road
Columbus, OH 43219-3035

            (c)   None.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

                  (1)   Barnett Capital Advisors, Inc., 9000
                        Southside Blvd., Building 100, P.O. Box
                        40200, Jacksonville, Florida 32203-0200
                        (records relating to its functions as
                        investment adviser - all portfolios).

                  (2) Bank of America, NT&SA, 300 South Grand Avenue, HCP 225, Los Angeles, California 90071 (records relating to its prior functions as sub-adviser - Treasury Trust Fund, Prime Trust Fund, Tax-Exempt Trust Fund and Tax-Exempt Fund).

                  (3) Rodney Square Management Corporation, Rodney Square North, Wilmington, Delaware 19890 (records relating to its functions as sub-adviser - Tax-Exempt Fund and prior functions as sub-adviser to Treasury Trust Fund and Prime Trust Fund).


                  (4) Brandes Investment Partners, L.P., 12750 High Bluff Drive, San Diego, California 92130
                        (records relating to its functions as sub-adviser - International Equity Fund).

                  (5) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035
                        (records relating to its functions as
                        administrator and accounting services agent - all portfolios).

                  (6) Emerald Asset Management, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor -all portfolios).

                  (7) The Bank of New York, 90 Washington Street, 24th Floor, New York, New York 10286 (records relating to its functions as custodian for the Funds - all portfolios).

                  (8) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as transfer agent and dividend disbursing agent - all portfolios).

                  (9) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street,
                        Philadelphia, Pennsylvania 19107
                        (Registrant's Agreement and Declaration of
                        Trust, Code of Regulations and Minute Books).

Item 31.  MANAGEMENT SERVICES

            None.

Item 32.  UNDERTAKINGS



           The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Jacksonville and State of Florida on the 30th day of September, 1996.


                              EMERALD FUNDS
                              (Registrant)


                              By  /s/ John G. Grimsley
                                 ---------------------
                                 John G. Grimsley
                                 President

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                               Date
---------                      -----                               ----

*Chesterfield H. Smith         Chairman of the               September 30, 1996
-------------------------      Board of Trustees
Chesterfield H. Smith

/s/ John G. Grimsley           President (Chief              September 30, 1996
-------------------------      Executive Officer)
John G. Grimsley               and Trustee

*Martin R. Dean                Treasurer                     September 30, 1996
-------------------------      (Principal Financial
Martin R. Dean                 and Accounting Officer)

*Raynor E. Bowditch            Trustee                       September 30, 1996
-------------------------
Raynor E. Bowditch

*Albert D. Ernest              Trustee                       September 30, 1996
-------------------------
Albert D. Ernest

*Mary Doyle                    Trustee                       September 30, 1996
-------------------------
Mary Doyle

*Harvey R. Holding             Trustee                       September 30, 1996
-------------------------
Harvey R. Holding

/s/ John G. Grimsley
-------------------------
* By John G. Grimsley,
  Attorney-in-Fact

                                 EMERALD FUNDS

                           CERTIFICATE OF SECRETARY

      The following resolution was duly adopted by the Board of Trustees of Emerald Funds at a meeting held on August 9, 1996 and remains in effect on the date hereof:

          FURTHER RESOLVED, that the trustees and officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing John G. Grimsley and William B. Blundin, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done on the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                                   EMERALD FUNDS



                                              By:  /s/ Jeffrey A. Dalke
                                                   --------------------
                                                   Jeffrey A. Dalke
                                                   Secretary


Dated:    September 30, 1996

                                 EMERALD FUNDS

                               POWER OF ATTORNEY
                               -----------------

          Harvey R. Holding, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Regulation Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

Date:   May 29, 1996                               /s/ Harvey R. Holding
                                                   ---------------------
                                                   Harvey R. Holding

                                  EMERALD FUNDS


                                POWER OF ATTORNEY


          Martin R. Dean, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.





/s/ Martin R. Dean
-------------------------------
Date:   October  5, 1995

                                  EMERALD FUNDS




                                POWER OF ATTORNEY


          Chesterfield H. Smith, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.





/s/ Chesterfield H. Smith
-------------------------------
Date:   May 10, 1989

                                  EMERALD FUNDS




                                POWER OF ATTORNEY


          Albert Ernest, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.





/s/ Albert Ernest
-------------------------------
Date:   October 5, 1995

                                  EMERALD FUNDS




                                POWER OF ATTORNEY


          Raynor E. Bowditch, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.





/s/ Raynor E. Bowditch
---------------------------------
Date:   May 10, 1989

                                  EMERALD FUNDS




                                POWER OF ATTORNEY


          Mary Doyle, whose signature appears below, does hereby constitute and appoint John G. Grimsley and William B. Blundin, and either of them, his true and lawful attorneys and agents, with power of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Emerald Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.





/s/ Mary Doyle
--------------------------------
Date:   October 31, 1990

                                             EXHIBIT INDEX



EXHIBIT NO.          EXHIBIT                                          PAGE NO.
-----------          --------                                         ---------

   (2)(c)           Amendment No. 2 to Registrant's Code
                    of Regulations

  (11)(a)           Consent of Price Waterhouse LLP.

  (11)(b)           Consent of Drinker Biddle & Reath.

  (27)              Financial Data Schedules.